Nationwide(R) VLI
Separate Account-2
December 31, 1998


The Best of America(R) [GRAPHIC]
Life Planning Series(R)[GRAPHIC]



                                       '98

                                  ANNUAL REPORT


                                                              [Logo]
                                               Nationwide Life Insurance Company
                                                     Home Office: Columbus, Ohio

                                     [Logo]

                        NATIONWIDE LIFE INSURANCE COMPANY
                ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215 - 2220

                          [Photo of Joseph J. Gasper]

                               PRESIDENT'S MESSAGE

We at Nationwide Life Insurance Company are pleased to bring you the 1998 annual report of the Nationwide VLI Separate Account-2.

Equity markets again defied the odds in 1998 to tally a fourth straight year of double-digit gains, as measured by the major indices. This surprise came following the breathtaking correction during the third quarter that gave us a broad double-digit retreat. Fixed income investments also provided respectable returns in 1998, supported by the continued low inflationary environment and favorable Federal Reserve actions.

The performance of the American economy continues strong into 1999. However, we believe the persisting slump in Asia and recent difficulties in Latin America will inevitably take their toll and dampen growth in the United States. This moderation, we think, will be healthy for our economy and get us back to a more sustainable growth level. We look for interest rates to continue within the range of the recent past, and we expect inflation to remain subdued. Moreover, we remain optimistic about long-term prospects for U.S. business activity; holders of financial assets should continue to profit from the anticipated favorable investment climate.

We are pleased you have chosen our Company to provide the investment products and services to help you meet your retirement savings and financial planning goals.


                                /s/ Joseph J. Gasper
                                --------------------
                              Joseph J. Gasper, President
                                  February 16, 1999

                        NATIONWIDE VLI SEPARATE ACCOUNT-2

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31, 1998



ASSETS:
Investments at market value:
   American Century VP - American Century VP Balanced (ACVPBal)
      667,058 shares (cost $5,343,930) ......................................   $  5,563,263
   American Century VP - American Century VP Capital Appreciation (ACVPCapAp)
      1,285,611 shares (cost $13,112,689) ...................................     11,596,209
   American Century VP - American Century VP Income & Growth (ACVPIncGr)
      227,927 shares (cost $1,413,839) ......................................      1,545,347
   American Century VP - American Century VP International (ACVPInt)
      1,806,789 shares (cost $13,291,133) ...................................     13,767,730
   American Century VP - American Century VP Value (ACVPValue)
      403,199 shares (cost $2,677,987) ......................................      2,713,527
   The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)
      388,872 shares (cost $11,240,402) .....................................     12,086,156
   Dreyfus Stock Index Fund (DryStkIx)
      2,430,963 shares (cost $68,540,273) ...................................     79,054,923
   Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp)
      129,312 shares (cost $4,499,999) ......................................      4,669,456
   Dreyfus VIF - Growth and Income Portfolio (DryGrInc)
      97,841 shares (cost $2,176,879) .......................................      2,214,133
   Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
      3,288,235 shares (cost $68,688,982) ...................................     83,586,925
   Fidelity VIP - Growth Portfolio (FidVIPGr)
      2,610,901 shares (cost $98,245,877) ...................................    117,151,133
   Fidelity VIP - High Income Portfolio (FidVIPHI)
      2,372,894 shares (cost $29,208,547) ...................................     27,359,471
   Fidelity VIP - Overseas Portfolio (FidVIPOv)
      1,108,508 shares (cost $21,869,861) ...................................     22,225,589
   Fidelity VIP-II - Asset Manager Portfolio (FidVIPAM)
      1,776,182 shares (cost $27,388,181) ...................................     32,255,471
   Fidelity VIP-II - Contrafund Portfolio (FidVIPCon)
      2,039,961 shares (cost $38,346,102) ...................................     49,856,648
   Fidelity VIP-III - Growth Opportunities Portfolio (FidVIPGrOp)
      257,373 shares (cost $5,282,575) ......................................      5,888,693
   Morgan Stanley - Emerging Markets Debt Portfolio (MSEmMkt)
      55,772 shares (cost $371,601) .........................................        340,210
   Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
      1,553,137 shares (cost $38,080,554) ...................................     41,297,903
   Nationwide SAT - Government Bond Fund (NSATGvtBd)
      1,202,610 shares (cost $14,267,240) ...................................     14,058,510
   Nationwide SAT - Money Market Fund (NSATMyMkt)
      44,571,880 shares (cost $44,571,880) ..................................     44,571,880
   Nationwide SAT - Small Cap Value Fund (NSATSmCapV)
      88,617 shares (cost $809,334) .........................................        840,976

      Nationwide SAT - Small Company Fund (NSATSmCo)
         1,093,214 shares (cost $17,223,078) ............................     17,502,348
      Nationwide SAT - Total Return Fund (NSATTotRe)
         5,388,073 shares (cost $83,326,583) ............................     99,140,546
      Neuberger &Berman AMT - Growth Portfolio (NBAMTGro)
         932,473 shares (cost $22,947,521) ..............................     24,514,709
      Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard)
         62,015 shares (cost $804,621) ..................................        858,282
      Neuberger &Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat)
         363,249 shares (cost $5,022,473) ...............................      5,020,101
      Neuberger &Berman AMT - Partners Portfolio (NBAMTPart)
         1,847,861 shares (cost $36,287,150) ............................     34,980,006
      Oppenheimer VAF - Bond Fund (OppBdFd)
         1,003,501 shares (cost $12,261,046) ............................     12,363,132
      Oppenheimer VAF - Global Securities Fund (OppGlSec)
         957,560 shares (cost $18,773,976) ..............................     21,133,338
      Oppenheimer VAF - Growth Fund (OppGro)
         164,365 shares (cost $5,914,563) ...............................      6,027,268
      Oppenheimer VAF - Multiple Strategies Fund (OppMult)
         833,758 shares (cost $13,141,814) ..............................     14,215,574
      Strong Opportunity Fund II, Inc. (StOpp2)
         1,429,116 shares (cost $27,438,063) ............................     31,040,403
      Strong VIF - Strong Discovery Fund II (StDisc2)
         656,556 shares (cost $8,140,634) ...............................      8,351,399
      Strong VIF - Strong International Stock Fund II (StIntStk2)
         226,407 shares (cost $2,171,645) ...............................      1,987,856
      Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
         288,886 shares (cost $3,540,727) ...............................      3,547,526
      Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
         260,082 shares (cost $1,743,623) ...............................      1,851,783
      Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
         448,922 shares (cost $4,172,279) ...............................      4,130,087
      Van Kampen American Capital LIT -
      Morgan Stanley Real Estate Securities Portfolio (VKMSRESec)
         475,308 shares (cost $7,366,326) ...............................      6,540,232
      Warburg Pincus Trust - International Equity Portfolio (WPIntEq)
         845,293 shares (cost $9,714,262) ...............................      9,289,767
      Warburg Pincus Trust - Post Venture Capital Portfolio (WPPVenCap)
         93,442 shares (cost $1,035,844) ................................      1,100,743
      Warburg Pincus Trust - Small Company Growth Portfolio (WPSmCoGr)
         948,154 shares (cost $15,361,244) ..............................     15,179,948
                                                                            ------------
            Total investments ...........................................    891,419,201
   Accounts receivable ..................................................      2,737,278
                                                                            ------------
            Total assets ................................................    894,156,479
ACCOUNTS PAYABLE ........................................................        -
                                                                            ------------
CONTRACT OWNERS' EQUITY (NOTE 7) ........................................   $894,156,479
                                                                            ============




See accompanying notes to financial statements.

                       NATIONWIDE VLI SEPARATE ACCOUNT-2
         STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                  Years Ended December 31, 1998, 1997 and 1996

                                                         Total                                      ACVPBal
                                        --------------------------------------               ---------------------
                                        1998             1997             1996               1998             1997
                                        ----             ----             ----               ----             ----
Investment activity:
Reinvested dividends ...........   $  11,649,564        9,547,366        6,387,808           73,602           32,123
Mortality and expense charges
  (note 3) .....................      (6,238,523)      (4,642,993)      (2,983,466)         (38,972)         (27,654)
                                   -------------     ------------     ------------       ----------        ---------

Net investment activity ........       5,411,041        4,904,373        3,404,342           34,630            4,469
                                   -------------     ------------     ------------       ----------        ---------
Proceeds from mutual fund
  shares sold ..................     760,513,313      443,749,426      275,979,207        1,247,480        2,604,070
Cost of mutual funds sold ......    (729,684,314)    (409,583,997)    (266,008,543)      (1,152,261)      (2,212,633)
                                   -------------     ------------     ------------       ----------        ---------
  Realized gain (loss) on
    investments ................      30,828,999       34,165,429        9,970,664           95,219          391,437
Change in unrealized gain (loss)
  on investments ...............      26,818,372       31,280,650       12,175,328           37,264          (79,247)
                                   -------------     ------------     ------------       ----------        ---------

Net gain (loss) on investments .      57,647,371       65,446,079       22,145,992          132,483          312,190
                                   -------------     ------------     ------------       ----------        ---------
Reinvested capital gains .......      43,742,310       19,594,720       10,584,883          456,397          126,772
                                   -------------     ------------     ------------       ----------        ---------
    Net change in contract
      owners' equity resulting
      from operations ..........     106,800,722       89,945,172       36,135,217          623,510          443,431
                                   -------------     ------------     ------------       ----------        ---------
Equity transactions:
Purchase payments received
  from contract owners .........     213,764,519      218,381,791      174,104,282          617,960          560,697
Transfers between funds ........              --               --               --        1,045,491          402,250
Surrenders .....................     (20,881,099)     (11,960,967)      (6,124,049)        (139,847)        (201,818)
Death benefits (note 4) ........      (1,636,729)        (664,672)        (730,700)         (12,665)         (18,479)
Policy loans (net of repayments)
  (note 5) .....................     (15,272,227)      (9,898,715)      (6,468,023)         (97,880)         (62,819)
Deductions for surrender charges
  (note 2d) ....................      (2,374,941)      (1,603,674)        (721,263)         (16,788)         (27,058)
Redemptions to pay cost of
  insurance charges and
  administration charges
  (notes 2b and 2c) ............     (44,274,845)     (34,553,252)     (24,075,896)        (164,907)         (31,708)
Deductions for asset charges
   (note 3) ....................        (556,243)        (227,535)         (20,037)          (3,475)          (1,282)
                                   -------------     ------------     ------------       ----------        ---------
    Net equity transactions ....     128,768,435      159,472,976      135,964,314        1,227,889          619,783
                                   -------------     ------------     ------------       ----------        ---------
Net change in contract
  owners' equity ...............     235,569,157      249,418,148      172,099,531        1,851,399        1,063,214
Contract owners' equity
  beginning of period ..........     658,587,322      409,169,174      237,069,643        3,711,460        2,648,246
                                   -------------     ------------     ------------       ----------        ---------
Contract owners' equity
  end of period ................   $ 894,156,479      658,587,322      409,169,174        5,562,859        3,711,460
                                   =============      ===========      ===========        =========        =========


                                      ACVPBal                       ACVPCapAp
                                   -----------    -----------------------------------------
                                        1996           1998           1997           1996
                                        ----           ----           ----           ----
Investment activity:
Reinvested dividends ...........        37,120             --             --             --
Mortality and expense charges
  (note 3) .....................       (19,284)       (82,384)      (104,781)      (103,669)
                                   -----------    -----------    -----------    -----------
Net investment activity ........        17,836        (82,384)      (104,781)      (103,669)
Proceeds from mutual fund
  shares sold ..................       308,084      5,476,348     32,724,781     29,396,492
Cost of mutual funds sold ......      (253,217)    (6,203,432)   (32,719,977)   (28,812,207)
  Realized gain (loss) on
    investments ................        54,867       (727,084)         4,804        584,285
Change in unrealized gain (loss)
  on investments ...............       104,799        (95,403)      (649,578)    (2,360,038)
                                   -----------    -----------    -----------    -----------
Net gain (loss) on investments .       159,666       (822,487)      (644,774)    (1,775,753)
                                   -----------    -----------    -----------    -----------
Reinvested capital gains .......        48,770        626,545        235,181      1,326,118
                                   -----------    -----------    -----------    -----------
    Net change in contract
      owners' equity resulting
      from operations ..........       226,272       (278,326)      (514,374)      (553,304)
                                   -----------    -----------    -----------    -----------
Equity transactions:
Purchase payments received
  from contract owners .........       293,943      2,567,119      2,396,050      1,943,037
Transfers between funds ........       705,211     (1,460,314)      (731,351)       854,921
Surrenders .....................       (50,854)      (537,440)      (294,647)      (333,226)
Death benefits (note 4) ........          (142)        (1,791)          (279)        (6,887)
Policy loans (net of repayments)
  (note 5) .....................       (33,101)      (208,014)      (317,723)       (76,974)
Deductions for surrender charges
  (note 2d) ....................        (5,989)       (63,643)       (39,505)       (39,246)
Redemptions to pay cost of
  insurance charges and
  administration charges
  (notes 2b and 2c) ............       (15,745)      (533,669)      (354,495)      (285,952)
Deductions for asset charges
   (note 3) ....................          (130)        (7,346)        (4,187)          (587)
                                   -----------    -----------    -----------    -----------
    Net equity transactions ....       893,193       (245,098)       653,863      2,055,086
                                   -----------    -----------    -----------    -----------

Net change in contract
  owners' equity ...............     1,119,465       (523,424)       139,489      1,501,782
Contract owners' equity
  beginning of period ..........     1,528,781     12,118,077     11,978,588     10,476,806
                                   -----------    -----------    -----------    -----------
Contract owners' equity
  end of period ................     2,648,246     11,594,653     12,118,077     11,978,588
                                   ===========    ===========    ===========    ===========

                       NATIONWIDE VLI SEPARATE ACCOUNT-2
         STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                  Years Ended December 31, 1998, 1997 and 1996

                                                   ACVPIncGr                                ACVPInt
                                   ------------------------------------------   --------------------------
                                       1998          1997           1996              1998            1997
                                       ----          ----           ----              ----            ----
Investment activity:
Reinvested dividends ...........    $    7,293              --             --        48,574         39,611
Mortality and expense charges
  (note 3) .....................        (7,590)             --             --      (100,304)       (43,589)
                                    ----------    ------------   ------------   -----------    -----------
Net investment activity ........          (297)             --             --       (51,730)        (3,978)
                                    ----------    ------------   ------------   -----------    -----------
Proceeds from mutual fund
  shares sold ..................       579,403              --             --    26,953,998     12,528,472
Cost of mutual funds sold ......      (585,659)             --             --   (26,717,868)   (11,671,277)
                                     ----------    ------------   ------------   -----------    -----------
  Realized gain (loss) on
    investments ................        (6,256)             --             --       236,130        857,195
Change in unrealized gain (loss)
  on investments ...............       131,508              --             --       538,699       (221,309)
                                    ----------    ------------   ------------   -----------    -----------
Net gain (loss) on investments .       125,252              --             --       774,829        635,886
                                    ----------    ------------   ------------   -----------    -----------
Reinvested capital gains .......            --              --             --       498,647         76,392
                                    ----------    ------------   ------------   -----------    -----------
    Net change in contract
      owners' equity resulting
      from operations ..........       124,955              --             --     1,221,746        708,300
                                    ----------    ------------   ------------   -----------    -----------
Equity transactions:
Purchase payments received
  from contract owners .........       115,227              --             --     1,075,296        827,281
Transfers between funds ........     1,333,797              --             --     5,394,451      1,897,413
Surrenders .....................        (9,343)             --             --       (91,333)       (37,650)
Death benefits (note 4) ........            (1)             --             --       (11,988)            --
Policy loans (net of repayments)
  (note 5) .....................        (3,122)             --             --       (25,253)      (123,364)
Deductions for surrender charges
  (note 2d) ....................          (970)             --             --        (7,357)        (5,048)
Redemptions to pay cost of
  insurance charges and
  administration charges
  (notes 2b and 2c) ............       (14,226)             --             --      (371,602)      (116,507)
Deductions for asset charges
   (note 3) ....................          (677)             --             --        (8,943)        (2,276)
                                    ----------    ------------   ------------   -----------    -----------
    Net equity transactions ....     1,420,685              --             --     5,953,271      2,439,849
                                    ----------    ------------   ------------   -----------    -----------

Net change in contract
  owners' equity ...............     1,545,640              --             --     7,175,017      3,148,149
Contract owners' equity
  beginning of period ..........            --              --             --     6,586,196      3,438,047
                                    ----------    ------------   ------------   -----------    -----------
Contract owners' equity
  end of period ................    $1,545,640              --             --    13,761,213      6,586,196
                                    ==========    ============   ============   ===========    ===========


                                         ACVPInt                ACVPValue
                                      -----------   --------------------------------------
                                          1996          1998          1997          1996
                                          ----          ----          ----          ----
Investment activity:

Reinvested dividends ...............       27,668        14,238         1,245            --
Mortality and expense charges
  (note 3) .........................      (20,991)      (19,998)       (7,498)          (42)
                                       ----------    ----------    ----------    ----------
Net investment activity ............        6,677        (5,760)       (6,253)          (42)
                                       ----------    ----------    ----------     ---------
Proceeds from mutual fund
  shares sold ......................    2,744,824     3,978,821     2,118,031            --
Cost of mutual funds sold ..........   (2,625,412)   (4,072,379)   (1,966,550)           --
                                       ----------    ----------    ----------     ---------
  Realized gain (loss) on
    investments ....................      119,412       (93,558)      151,481            --
Change in unrealized gain (loss)
  on investments ...................      131,744         7,367        28,166           (54)
                                       ----------    ----------    ----------    ----------
Net gain (loss) on investments .....      251,156       (86,191)      179,647           (54)
                                       ----------    ----------    ----------    ----------
Reinvested capital gains ...........        9,222       169,984         2,540            --
                                       ----------    ----------    ----------    ----------
    Net change in contract
      owners' equity resulting
      from operations ..............      267,055        78,033       175,934           (96)
                                       ----------    ----------    ----------    ----------
Equity transactions:
Purchase payments received
  from contract owners .............      440,016       402,104       111,600            64
Transfers between funds ............    1,731,900       705,143     1,429,037         9,189
Surrenders .........................      (30,514)      (64,948)       (4,196)          (19)
Death benefits (note 4) ............           --            (2)           --            --
Policy loans (net of repayments)
  (note 5) .........................      (14,420)      (39,222)       (2,706)           --
Deductions for surrender charges
  (note 2d) ........................       (3,594)       (5,005)         (563)           (2)
Redemptions to pay cost of
  insurance charges and
  administration charges
  (notes 2b and 2c) ................      (60,957)      (76,187)       (2,525)           (7)
Deductions for asset charges
   (note 3) ........................         (168)       (1,783)         (593)           --
                                       ----------    ----------    ----------    ----------
    Net equity transactions ........    2,062,263       920,100     1,530,054         9,225
                                       ----------    ----------    ----------    ----------

Net change in contract
  owners' equity ...................    2,329,318       998,133     1,705,988         9,129
Contract owners' equity
  beginning of period ..............    1,108,729     1,715,117         9,129            --
                                       ----------    ----------    ----------    ----------
Contract owners' equity
  end of period ....................    3,438,047     2,713,250     1,715,117         9,129
                                       ==========    ==========    ==========    ==========

                       NATIONWIDE VLI SEPARATE ACCOUNT-2
         STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                  YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996

                                                  DrySRGro                                      DryStkix
                                   -----------------------------------------    ----------------------------------------
                                        1998           1997           1996           1998           1997           1996
                                        ----           ----           ----           ----           ----           ----
Investment activity:
Reinvested dividends ...........  $     18,491         24,764          6,374        840,788        488,743        212,732
Mortality and expense charges
  (note 3) .....................       (76,955)       (44,201)       (18,622)      (508,329)      (258,618)       (93,077)
                                  ------------    -----------    -----------    -----------    -----------    -----------
Net investment activity ........       (58,464)       (19,437)       (12,248)       332,459        230,125        119,655
                                  ------------    -----------    -----------    -----------    -----------    -----------
Proceeds from mutual fund
  shares sold ..................    30,530,607      6,036,906      3,195,875     34,044,658     12,995,115      4,656,338
Cost of mutual funds sold ......   (29,068,944)    (5,411,329)    (2,863,782)   (26,882,152)   (10,012,154)    (3,763,242)
                                  ------------    -----------    -----------    -----------    -----------    -----------
  Realized gain (loss) on
    investments ................     1,461,663        625,577        332,093      7,162,506      2,982,961        893,096
Change in unrealized gain (loss)
  on investments ...............       619,023        301,151       (119,764)     6,892,116      2,734,985        553,288
                                  ------------    -----------    -----------    -----------    -----------    -----------
Net gain (loss) on investments .     2,080,686        926,728        212,329     14,054,622      5,717,946      1,446,384
                                  ------------    -----------    -----------    -----------    -----------    -----------
Reinvested capital gains .......       429,304        192,785        114,244        156,109      1,196,951        240,306
                                  ------------    -----------    -----------    -----------    -----------    -----------
    Net change in contract
      owners' equity resulting
      from operations ..........     2,451,526      1,100,076        314,325     14,543,190      7,145,022      1,806,345
                                  ------------    -----------    -----------    -----------    -----------    -----------
Equity transactions:
Purchase payments received
  from contract owners .........     2,646,682      1,226,366        387,401      8,792,308      6,007,824      2,423,394
Transfers between funds ........     1,547,337      2,303,963      1,261,823     15,454,943     16,661,441      7,060,289
Surrenders .....................      (808,738)      (145,994)       (23,790)      (489,388)      (380,643)      (115,515)
Death benefits (note 4) ........        (3,645)        (6,412)          (126)      (395,851)       (33,328)        (2,844)
Policy loans (net of repayments)
  (note 5) .....................      (431,011)      (107,480)       (35,903)      (500,204)      (210,457)      (108,558)
Deductions for surrender charges
  (note 2d) ....................      (101,807)       (19,574)        (2,802)       (44,357)       (51,035)       (13,605)
Redemptions to pay cost of
  insurance charges and
  administration charges
  (notes 2b and 2c) ............      (448,348)       (82,935)       (34,935)    (2,263,707)      (618,664)      (240,014)
Deductions for asset charges
   (note 3) ....................        (6,861)        (2,493)          (144)       (45,324)       (15,198)          (758)
                                  ------------    -----------    -----------    -----------    -----------    -----------
    Net equity transactions ....     2,393,609      3,165,441      1,551,524     20,508,420     21,359,940      9,002,389
                                  ------------    -----------    -----------    -----------    -----------    -----------

Net change in contract
  owners' equity ...............     4,845,135      4,265,517      1,865,849     35,051,610     28,504,962     10,808,734
Contract owners' equity
  beginning of period ..........     7,215,240      2,949,723      1,083,874     43,989,896     15,484,934      4,676,200
                                  ------------    -----------    -----------    -----------    -----------    -----------
Contract owners' equity
  end of period ................  $ 12,060,375      7,215,240      2,949,723     79,041,506     43,989,896     15,484,934
                                  ============      =========      =========     ==========     ==========     ==========


                                                  DryCapAp
                                  ------------------------------------
                                        1998            1997      1996
                                        ----            ----      ----
Investment activity:
Reinvested dividends ...........       24,846          4,780       --
Mortality and expense charges
  (note 3) .....................      (27,124)        (1,877)      --
                                  -----------    -----------    -----
Net investment activity ........       (2,278)         2,903       --
                                  -----------    -----------    -----
Proceeds from mutual fund
  shares sold ..................   20,319,146      3,153,711       --
Cost of mutual funds sold ......  (19,666,415)    (3,172,025)      --
                                  -----------    -----------    -----
  Realized gain (loss) on
    investments ................      652,731        (18,314)      --
Change in unrealized gain (loss)
  on investments ...............      173,020         (3,579)      --
                                  -----------    -----------    -----
Net gain (loss) on investments .      825,751        (21,893)      --
                                  -----------    -----------    -----
Reinvested capital gains .......        1,151            400       --
                                  -----------    -----------    -----
    Net change in contract
      owners' equity resulting
      from operations ..........      824,624        (18,590)      --
                                  -----------    -----------    -----
Equity transactions:
Purchase payments received
  from contract owners .........      502,552         26,933       --
Transfers between funds ........    3,058,005        425,397       --
Surrenders .....................      (44,456)        (1,058)      --
Death benefits (note 4) ........           (4)            --       --
Policy loans (net of repayments)
  (note 5) .....................      (18,317)           (33)      --
Deductions for surrender charges
  (note 2d) ....................       (5,020)          (142)      --
Redemptions to pay cost of
  insurance charges and
  administration charges
  (notes 2b and 2c) ............      (77,478)          (762)      --
Deductions for asset charges
   (note 3) ....................       (2,418)          (149)      --
                                  -----------    -----------    -----
    Net equity transactions ....    3,412,864        450,186       --
                                  -----------    -----------    -----

Net change in contract
  owners' equity ...............    4,237,488        431,596       --
Contract owners' equity
  beginning of period ..........      431,596             --       --
                                  -----------    -----------    -----
Contract owners' equity
  end of period ................    4,669,084        431,596       --
                                    =========        =======    =====

                       NATIONWIDE VLI SEPARATE ACCOUNT-2
         STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                  Years Ended December 31, 1998, 1997 and 1996

                                                        DryGrinc                                       FidVIPEI
                                   -------------------------------------------    -------------------------------------------
                                        1998             1997           1996            1998             1997           1996
                                        ----             ----           ----            ----             ----           ----
Investment activity:
Reinvested dividends ...........    $    17,968           8,082              --        997,915         783,723          46,329
Mortality and expense charges
  (note 3) .....................        (15,042)         (5,230)             --       (614,949)       (498,094)       (338,519)
                                    -----------    ------------    ------------   ------------    ------------    ------------
Net investment activity ........          2,926           2,852              --        382,966         285,629        (292,190)
                                    -----------    ------------    ------------   ------------    ------------    ------------
Proceeds from mutual fund
  shares sold ..................      2,469,056       2,254,831              --      6,996,930       6,293,311       6,728,246
Cost of mutual funds sold ......     (2,437,658)     (2,197,145)             --     (4,750,633)     (4,356,281)     (5,352,183)
                                    -----------    ------------    ------------   ------------    ------------    ------------
  Realized gain (loss) on
    investments ................         31,398          57,686              --      2,246,297       1,937,030       1,376,063
Change in unrealized gain (loss)
  on investments ...............        115,375         (78,166)             --      1,497,328       7,168,421       2,155,544
                                    -----------    ------------    ------------   ------------    ------------    ------------
Net gain (loss) on investments .        146,773         (20,480)             --      3,743,625       9,105,451       3,531,607
                                    -----------    ------------    ------------   ------------    ------------    ------------
Reinvested capital gains .......         29,897          70,270              --      3,551,403       3,940,387       1,328,108
                                    -----------    ------------    ------------   ------------    ------------    ------------
    Net change in contract
      owners' equity resulting
      from operations ..........        179,596          52,642              --      7,677,994      13,331,467       4,567,525
                                    -----------    ------------    ------------   ------------    ------------    ------------
Equity transactions:
Purchase payments received
  from contract owners .........      1,960,370         186,196              --     10,207,531      11,073,470       8,100,500
Transfers between funds ........        533,213         972,727              --      2,383,113       7,046,924       8,008,996
Surrenders .....................       (701,730)         (2,948)             --       (904,020)     (1,110,322)       (532,338)
Death benefits (note 4) ........             (2)             --              --        (80,375)        (73,247)       (146,188)
Policy loans (net of repayments)
  (note 5) .....................       (801,908)         (3,749)             --       (597,978)       (781,383)       (504,548)
Deductions for surrender charges
  (note 2d) ....................        (90,325)           (395)             --        (83,892)       (148,867)        (62,696)
Redemptions to pay cost of
  insurance charges and
  administration charges
  (notes 2b and 2c) ............        (66,760)         (1,204)             --     (4,711,838)     (4,404,162)     (3,117,070)
Deductions for asset charges
   (note 3) ....................         (1,341)           (416)             --        (54,830)        (24,090)         (2,195)
                                    -----------    ------------    ------------   ------------    ------------    ------------
    Net equity transactions ....        831,517       1,150,211              --      6,157,711      11,578,323      11,744,461
                                    -----------    ------------    ------------   ------------    ------------    ------------

Net change in contract
  owners' equity ...............      1,011,113       1,202,853              --     13,835,705      24,909,790      16,311,986
Contract owners' equity
  beginning of period ..........      1,202,853              --              --     69,728,573      44,818,783      28,506,797
                                    -----------    ------------    ------------   ------------    ------------    ------------
Contract owners' equity
  end of period ................    $ 2,213,966       1,202,853              --     83,564,278      69,728,573      44,818,783
                                    ===========    ============    ============    ===========      ==========     ===========

                                                   FidVIPGr
                                ---------------------------------------------
                                       1998             1997            1996
                                       ----             ----            ----
Investment activity:
Reinvested dividends ...........      398,089         370,457          95,668
Mortality and expense charges
  (note 3) .....................     (759,610)       (560,322)       (401,774)
                                 ------------    ------------    ------------
Net investment activity ........     (361,521)       (189,865)       (306,106)
                                 ------------    ------------    ------------
Proceeds from mutual fund
  shares sold ..................   85,473,779      46,683,280      40,156,823
Cost of mutual funds sold ......  (75,903,979)    (40,913,295)    (40,192,712)
                                 ------------    ------------    ------------
  Realized gain (loss) on
    investments ................    9,569,800       5,769,985         (35,889)
Change in unrealized gain (loss)
  on investments ...............   10,952,975       5,352,235       2,985,844
                                 ------------    ------------    ------------
Net gain (loss) on investments .   20,522,775      11,122,220       2,949,955
                                 ------------    ------------    ------------
Reinvested capital gains .......   10,413,177       1,658,235       2,415,616
                                 ------------    ------------    ------------
    Net change in contract
      owners' equity resulting
      from operations ..........   30,574,431      12,590,590       5,059,465
                                 ------------    ------------    ------------
Equity transactions:
Purchase payments received
  from contract owners .........   11,800,595      12,214,633       9,003,984
Transfers between funds ........    6,611,922       1,631,518      10,555,655
Surrenders .....................   (1,541,170)     (1,311,193)       (794,363)
Death benefits (note 4) ........      (54,733)        (86,298)       (141,589)
Policy loans (net of repayments)
  (note 5) .....................     (593,726)       (970,109)       (722,540)
Deductions for surrender charges
  (note 2d) ....................     (161,482)       (175,799)        (93,557)
Redemptions to pay cost of
  insurance charges and
  administration charges
  (notes 2b and 2c) ............   (4,387,847)     (2,800,521)     (2,100,258)
Deductions for asset charges
   (note 3) ....................      (67,729)        (25,899)         (2,639)
                                 ------------    ------------    ------------
    Net equity transactions ....   11,605,830       8,476,332      15,704,693
                                 ------------    ------------    ------------

Net change in contract
  owners' equity ...............   42,180,261      21,066,922      20,764,158
Contract owners' equity
  beginning of period ..........   74,962,498      53,895,576      33,131,418
                                 ------------    ------------    ------------
Contract owners' equity
  end of period ................  117,142,759      74,962,498      53,895,576
                                  ===========      ==========    ============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
Years Ended December 31, 1998, 1997 and 1996

                                                          FidVIPHI                               FidVIPOv
                                                ---------------------------     ----------------------------------------
                                                     1998             1997          1996            1998           1997
                                                     ----             ----          ----            ----           ----
Investment activity:
Reinvested dividends .........................  $  1,930,736      1,246,428        778,006        372,727        285,975
Mortality and expense charges
  (note 3) ...................................      (211,621)      (183,573)      (124,686)      (167,806)      (153,477)
                                                ------------    -----------    -----------    -----------    -----------
Net investment activity ......................     1,719,115      1,062,855        653,320        204,921        132,498
                                                ------------    -----------    -----------    -----------    -----------
Proceeds from mutual fund
  shares sold ................................    16,168,581     10,300,446      8,573,109     23,614,905     13,404,627
Cost of mutual funds sold ....................  $(16,734,695)    (9,520,272)    (8,171,739)   (22,518,443)   (11,354,404)
                                                ------------    -----------    -----------    -----------    -----------
  Realized gain (loss) on
    investments ..............................      (566,114)       780,174        401,370      1,096,462      2,050,223
Change in unrealized gain (loss)
  on investments .............................    (3,958,695)     1,203,652        323,859          2,343     (1,243,832)
                                                ------------    -----------    -----------    -----------    -----------
Net gain (loss) on investments ...............    (4,524,809)     1,983,826        725,229      1,098,805        806,391
                                                ------------    -----------    -----------    -----------    -----------
Reinvested capital gains .....................     1,226,822        154,053        152,219      1,098,564      1,135,234
                                                ------------    -----------    -----------    -----------    -----------
    Net change in contract
      owners' equity resulting
      from operations ........................    (1,578,872)     3,200,734      1,530,768      2,402,290      2,074,123
                                                ------------    -----------    -----------    -----------    -----------
Equity transactions:
Purchase payments received
  from contract owners .......................     5,333,328      6,155,268      3,975,355      3,170,855      3,466,918
Transfers between funds ......................     1,830,834      2,316,320      3,971,432       (323,986)      (393,971)
Surrenders ...................................      (481,342)      (255,542)      (197,286)      (367,369)      (496,949)
Death benefits (note 4) ......................        (9,509)       (22,399)       (47,017)       (33,198)       (56,932)
Policy loans (net of repayments)
  (note 5) ...................................      (379,699)      (282,232)      (141,523)      (393,533)      (309,770)
Deductions for surrender charges
  (note 2d) ..................................       (54,547)       (34,262)       (23,236)       (41,687)       (66,629)
Redemptions to pay cost of
  insurance charges and
  administration charges
  (notes 2b and 2c) ..........................    (2,449,174)    (2,961,119)    (1,967,104)    (1,268,155)    (1,319,172)
Deductions for asset charges
   (note 3) ..................................       (18,869)        (8,693)          (835)       (14,962)        (6,596)
                                                ------------    -----------    -----------    -----------    -----------
    Net equity transactions ..................     3,771,022      4,907,341      5,569,786        727,965        816,899
                                                ------------    -----------    -----------    -----------    -----------

Net change in contract
  owners' equity .............................     2,192,150      8,108,075      7,100,554      3,130,255      2,891,022
Contract owners' equity
  beginning of period ........................    25,162,314     17,054,239      9,953,685     19,093,154     16,202,132
                                                ------------    -----------    -----------    -----------    -----------
Contract owners' equity
  end of period ..............................  $ 27,354,464     25,162,314     17,054,239     22,223,409     19,093,154
                                                ============    ===========    ===========    ===========    ===========





                                     FidVIPOv                   FidVIPAM
                                   -----------    -----------------------------------------
                                        1996           1998           1997           1996
                                        ----           ----           ----           ----
Investment activity:
Reinvested dividends ...........       145,650        894,977        787,310        678,218
Mortality and expense charges
  (note 3) .....................      (127,996)      (239,207)      (219,940)      (188,497)
                                   -----------    -----------    -----------    -----------
Net investment activity ........        17,654        655,770        567,370        489,721
                                   -----------    -----------    -----------    -----------
Proceeds from mutual fund
  shares sold ..................     5,292,727      3,554,904      2,514,749      2,233,648
Cost of mutual funds sold ......    (4,778,968)    (2,948,897)    (2,201,452)    (2,187,742)
                                   -----------    -----------    -----------    -----------
  Realized gain (loss) on
    investments ................       513,759        606,007        313,297         45,906
Change in unrealized gain (loss)
  on investments ...............       921,192         28,492      1,651,903      1,506,448
                                   -----------    -----------    -----------    -----------
Net gain (loss) on investments .     1,434,951        634,499      1,965,200      1,552,354
                                   -----------    -----------    -----------    -----------
Reinvested capital gains .......       160,215      2,684,931      1,974,948        559,232
                                   -----------    -----------    -----------    -----------
    Net change in contract
      owners' equity resulting
      from operations ..........     1,612,820      3,975,200      4,507,518      2,601,307
                                   -----------    -----------    -----------    -----------
Equity transactions:
Purchase payments received
  from contract owners .........     3,165,767      2,483,246      2,672,468      2,754,552
Transfers between funds ........     1,580,583        115,769        284,292       (571,349)
Surrenders .....................      (251,317)    (1,327,378)      (659,510)      (268,409)
Death benefits (note 4) ........        (4,564)       (17,947)       (43,658)       (13,007)
Policy loans (net of repayments)
  (note 5) .....................      (278,183)      (195,419)      (323,969)      (349,545)
Deductions for surrender charges
  (note 2d) ....................       (29,599)      (149,118)       (88,424)       (31,612)
Redemptions to pay cost of
  insurance charges and
  administration charges
  (notes 2b and 2c) ............    (1,115,155)      (874,287)      (389,701)      (319,982)
Deductions for asset charges
   (note 3) ....................          (793)       (21,328)        (9,765)        (1,093)
                                   -----------    -----------    -----------    -----------
    Net equity transactions ....     3,066,739         13,538      1,441,733      1,199,555
                                   -----------    -----------    -----------    -----------

Net change in contract
  owners' equity ...............     4,679,559      3,988,738      5,949,251      3,800,862
Contract owners' equity
  beginning of period ..........    11,522,573     28,264,549     22,315,298     18,514,436
                                   -----------    -----------    -----------    -----------
Contract owners' equity
  end of period ................    16,202,132     32,253,287     28,264,549     22,315,298
                                   ===========    ===========    ===========    ===========

                       NATIONWIDE VLI SEPARATE ACCOUNT-2
         STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                  Years Ended December 31, 1998, 1997 and 1996

                                                            FidVIPCon                                      FidVIPGrOp
                                      ------------------------------------------------    ---------------------------------------
                                             1998             1997            1996              1998             1997      1996
                                      ------------     ------------     ------------     ------------     ------------     -------
Investment activity:
Reinvested dividends .............    $    208,958          131,312             --             20,203             --          --
Mortality and expense charges
  (note 3) .......................        (316,241)        (184,659)         (75,488)         (35,749)          (4,822)       --
                                      ------------     ------------     ------------     ------------     ------------     -------
  Net investment activity ........        (107,283)         (53,347)         (75,488)         (15,546)          (4,822)       --
                                      ------------     ------------     ------------     ------------     ------------     -------

Proceeds from mutual fund
  shares sold ....................       5,270,262        2,972,056        1,863,525        6,596,939        1,418,908        --
Cost of mutual funds sold ........      (3,518,595)      (2,266,444)      (1,717,849)      (6,370,749)      (1,383,237)       --
                                      ------------     ------------     ------------     ------------     ------------     -------
  Realized gain (loss) on
    investments ..................       1,751,667          705,612          145,676          226,190           35,671        --
Change in unrealized gain (loss)
  on investments .................       6,821,820        3,432,249        1,232,338          577,416           28,661        --
                                      ------------     ------------     ------------     ------------     ------------     -------
  Net gain (loss) on investments .       8,573,487        4,137,861        1,378,014          803,606           64,332        --
                                      ------------     ------------     ------------     ------------     ------------     -------
Reinvested capital gains .........       1,537,336          347,039           28,665           70,230             --          --
                                      ------------     ------------     ------------     ------------     ------------     -------
    Net change in contract
      owners' equity resulting
      from operations ............      10,003,540        4,431,553        1,331,191          858,290           59,510        --
                                      ------------     ------------     ------------     ------------     ------------     -------
Equity transactions:
Purchase payments received
  from contract owners ...........       7,814,633        4,330,090        2,045,437        3,299,608           43,645        --
Transfers between funds ..........       7,442,220        7,341,211        7,865,892        3,732,648        1,013,974        --
Surrenders .......................      (1,418,496)        (274,806)         (71,750)      (1,598,688)          (2,852)       --
Death benefits (note 4) ..........        (122,001)         (39,015)          (2,305)          (9,225)            --          --
Policy loans (net of repayments)
(note 5) .........................      (1,095,851)        (292,640)         (45,090)      (1,157,827)          (2,231)       --
Deductions for surrender charges
  (note 2d) ......................        (175,050)         (36,845)          (8,450)        (205,666)            (382)       --
Redemptions to pay cost of
  insurance charges and
  administration charges
  (notes 2b and 2c) ..............      (1,378,370)        (300,404)        (148,335)        (136,692)          (2,262)       --
Deductions for asset charges
(note 3) .........................         (28,197)          (9,953)            (669)          (3,187)            (383)       --
                                      ------------     ------------     ------------     ------------     ------------     -------
    Net equity transactions ......      11,038,888       10,717,638        9,634,730        3,920,971        1,049,509        --
                                      ------------     ------------     ------------     ------------     ------------     -------

Net change in contract
  owners' equity .................      21,042,428       15,149,191       10,965,921        4,779,261        1,109,019        --
Contract owners' equity
  beginning of period ............      28,807,807       13,658,616        2,692,695        1,109,019             --          --
                                      ------------     ------------     ------------     ------------     ------------     -------
Contract owners' equity
  end of period ..................    $ 49,850,235       28,807,807       13,658,616        5,888,280        1,109,019        --
                                      ============     ============     ============     ============     ============     =======


                                                               MSEmMkt
                                        -----------------------------------------------
                                              1998             1997             1996
                                        ------------     ------------     ------------
Investment activity:
Reinvested dividends .............            37,885           11,378             --
Mortality and expense charges
  (note 3) .......................            (2,400)          (1,095)            --
                                        ------------     ------------     ------------
  Net investment activity ........            35,485           10,283             --
                                        ------------     ------------     ------------

Proceeds from mutual fund
  shares sold ....................         2,208,004        1,348,011             --
Cost of mutual funds sold ........        (2,302,818)      (1,367,276)            --
                                        ------------     ------------     ------------
  Realized gain (loss) on
    investments ..................           (94,814)         (19,265)            --
Change in unrealized gain (loss)
  on investments .................           (33,784)           2,383             --
                                        ------------     ------------     ------------
  Net gain (loss) on investments .          (128,598)         (16,882)            --
                                        ------------     ------------     ------------
Reinvested capital gains .........              --              4,938             --
                                        ------------     ------------     ------------
    Net change in contract
      owners' equity resulting
      from operations ............           (93,113)          (1,661)            --
                                        ------------     ------------     ------------
Equity transactions:
Purchase payments received
  from contract owners ...........           398,199           10,188             --
Transfers between funds ..........           133,381          247,359             --
Surrenders .......................          (214,691)            (617)            --
Death benefits (note 4) ..........                (9)            --               --
Policy loans (net of repayments)
(note 5) .........................           (92,787)          (2,742)            --
Deductions for surrender charges
  (note 2d) ......................           (27,689)             (83)            --
Redemptions to pay cost of
  insurance charges and
  administration charges
  (notes 2b and 2c) ..............           (14,797)            (471)            --
Deductions for asset charges
(note 3) .........................              (214)             (87)            --
                                        ------------     ------------     ------------
    Net equity transactions ......           181,393          253,547             --
                                        ------------     ------------     ------------

Net change in contract
  owners' equity .................            88,280          251,886             --
Contract owners' equity
  beginning of period ............           251,886             --               --
                                        ------------     ------------     ------------
Contract owners' equity
  end of period ..................           340,166          251,886             --
                                        ============     ============     ============

                                                                     (continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-2
   STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                  Years Ended December 31, 1998, 1997 and 1996

                                                            NSATCapAp                                      NSATGvtBd
                                        ------------------------------------------   --------------------------------------------
                                              1998           1997            1996           1998            1997            1996
Investment activity:
Reinvested dividends ................   $    246,198        157,773         73,189         635,908         492,781         350,275
Mortality and expense charges
  (note 3) ..........................       (258,178)      (130,365)       (51,198)       (111,282)        (68,282)        (55,348)
                                        ------------   ------------   ------------    ------------    ------------    ------------
  Net investment activity ...........        (11,980)        27,408         21,991         524,626         424,499         294,927
                                        ------------   ------------   ------------    ------------    ------------    ------------

Proceeds from mutual fund
  shares sold .......................     41,145,976     22,800,149      4,082,806      43,945,372      10,818,170       1,915,031
Cost of mutual funds sold ...........    (37,562,739)   (19,539,881)    (3,277,635)    (43,540,184)    (10,417,945)     (1,819,552)
                                        ------------   ------------   ------------    ------------    ------------    ------------
  Realized gain (loss) on
    investments .....................      3,583,237      3,260,268        805,171         405,188         400,225          95,479
Change in unrealized gain (loss)
  on investments ....................      2,897,785         41,944         (2,277)       (159,490)       (140,391)       (232,150)
                                        ------------   ------------   ------------    ------------    ------------    ------------
  Net gain (loss) on investments ....      6,481,022      3,302,212        802,894         245,698         259,834        (136,671)
                                        ------------   ------------   ------------    ------------    ------------    ------------
Reinvested capital gains ............      1,139,693        463,551        234,567          67,018            --              --
                                        ------------   ------------   ------------    ------------    ------------    ------------
    Net change in contract
      owners' equity resulting
      from operations ...............      7,608,735      3,793,171      1,059,452         837,342         684,333         158,256
                                        ------------   ------------   ------------    ------------    ------------    ------------
Equity transactions:
Purchase payments received
  from contract owners ..............      4,921,929      2,643,340        912,101       1,866,413       1,870,588       1,418,942
Transfers between funds .............      9,212,515      8,096,052      3,597,889       3,757,206       1,527,412         960,557
Surrenders ..........................       (339,981)      (225,077)       (86,470)       (140,551)       (132,876)        (70,278)
Death benefits (note 4) .............        (12,217)        (5,534)        (4,969)        (50,211)         (6,196)           (173)
Policy loans (net of repayments)
(note 5) ............................       (247,383)      (353,707)       (21,622)       (220,482)       (245,452)       (210,723)
Deductions for surrender charges
  (note 2d) .........................        (30,979)       (30,177)       (10,184)        (15,200)        (17,815)         (8,277)
Redemptions to pay cost of
  insurance charges and
  administration charges
  (notes 2b and 2c) .................     (1,558,711)      (385,883)       (80,008)       (989,812)     (1,333,897)       (876,800)
Deductions for asset charges (note 3)        (23,020)        (7,515)          (403)         (9,922)         (3,117)           (327)
                                        ------------   ------------   ------------    ------------    ------------    ------------
    Net equity transactions .........     11,922,153      9,731,499      4,306,334       4,197,441       1,658,647       1,212,921
                                        ------------   ------------   ------------    ------------    ------------    ------------

Net change in contract
  owners' equity ....................     19,530,888     13,524,670      5,365,786       5,034,783       2,342,980       1,371,177
Contract owners' equity
  beginning of period ...............     21,752,456      8,227,786      2,862,000       9,022,990       6,680,010       5,308,833
                                        ------------   ------------   ------------    ------------    ------------    ------------
Contract owners' equity
  end of period .....................   $ 41,283,344     21,752,456      8,227,786      14,057,773       9,022,990       6,680,010
                                        ============   ============   ============    ============    ============    ============



                                                            NSATMyMkt
                                          --------------------------------------------
                                               1998             1997            1996
Investment activity:
Reinvested dividends ................        2,517,296       2,001,810       1,504,594
Mortality and expense charges
  (note 3) ..........................         (414,977)       (359,665)       (292,093)
                                          ------------    ------------    ------------
  Net investment activity ...........        2,102,319       1,642,145       1,212,501
                                          ------------    ------------    ------------

Proceeds from mutual fund
  shares sold .......................      213,040,345     122,915,553      94,947,088
Cost of mutual funds sold ...........     (213,040,345)   (122,915,553)    (94,947,088)
                                          ------------    ------------    ------------
  Realized gain (loss) on
    investments .....................             --              --              --
Change in unrealized gain (loss)
  on investments ....................             --              --              --
                                          ------------    ------------    ------------
  Net gain (loss) on investments ....             --              --              --
                                          ------------    ------------    ------------
Reinvested capital gains ............             --              --              --
                                          ------------    ------------    ------------
    Net change in contract
      owners' equity resulting
      from operations ...............        2,102,319       1,642,145       1,212,501
                                          ------------    ------------    ------------
Equity transactions:
Purchase payments received
  from contract owners ..............       87,844,599     117,478,803     109,975,355
Transfers between funds .............      (81,357,019)   (103,571,498)    (89,998,126)
Surrenders ..........................       (1,151,432)     (2,413,548)     (1,011,391)
Death benefits (note 4) .............           (5,841)        (37,820)        (89,256)
Policy loans (net of repayments)
(note 5) ............................         (233,125)     (1,758,491)     (2,054,004)
Deductions for surrender charges
  (note 2d) .........................         (117,086)       (323,598)       (119,117)
Redemptions to pay cost of
  insurance charges and
  administration charges
  (notes 2b and 2c) .................       (3,968,229)     (4,837,509)     (4,633,914)
Deductions for asset charges (note 3)          (37,000)        (15,353)         (1,874)
                                          ------------    ------------    ------------
    Net equity transactions .........          974,867       4,520,986      12,067,673
                                          ------------    ------------    ------------

Net change in contract
  owners' equity ....................        3,077,186       6,163,131      13,280,174
Contract owners' equity
  beginning of period ...............       44,437,799      38,274,668      24,994,494
                                          ------------    ------------    ------------
Contract owners' equity
  end of period .....................       47,514,985      44,437,799      38,274,668
                                          ============    ============    ============

                       NATIONWIDE VLI SEPARATE ACCOUNT-2
   STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                  Years Ended December 31, 1998, 1997 and 1996

                                                    NSATSmCapV                               NSATSmCo
                                     ----------------------------------   -----------------------------------------

                                          1998         1997     1996           1998            1997          1996
                                     -----------   ----------  --------   -----------    -----------    -----------
Investment activity:
Reinvested dividends .............   $      --           --        --            --             --           13,336
Mortality and expense charges
  (note 3) .......................        (3,508)        --        --        (115,584)      (251,559)      (205,531)
                                     -----------   ----------  --------   -----------    -----------    -----------
  Net investment activity ........        (3,508)        --        --        (115,584)      (251,559)      (192,195)
                                     -----------   ----------  --------   -----------    -----------    -----------

Proceeds from mutual fund
  shares sold ....................     1,549,129         --        --      12,262,712     16,417,304      5,132,176
Cost of mutual funds sold ........    (1,489,413)        --        --     (13,098,101)   (14,437,205)    (4,970,227)
                                     -----------   ----------  --------   -----------    -----------    -----------
  Realized gain (loss) on
    investments ..................        59,716         --        --        (835,389)     1,980,099        161,949
Change in unrealized gain (loss)
  on investments .................        31,642         --        --       1,062,670       (943,075)       154,021
                                     -----------   ----------  --------   -----------    -----------    -----------
  Net gain (loss) on investments .        91,358         --        --         227,281      1,037,024        315,970
                                     -----------   ----------  --------   -----------    -----------    -----------
Reinvested capital gains .........          --           --        --            --          371,914         32,269
                                     -----------   ----------  --------   -----------    -----------    -----------
    Net change in contract
      owners' equity resulting
      from operations ............        87,850         --        --         111,697      1,157,379        156,044
                                     -----------   ----------  --------   -----------    -----------    -----------
Equity transactions:
Purchase payments received
  from contract owners ...........       495,836         --        --       2,534,601      2,031,832        885,089
Transfers between funds ..........       742,114         --        --       2,008,259      5,027,832      4,719,727
Surrenders .......................      (342,834)        --        --        (175,480)      (161,763)      (120,346)
Death benefits (note 4) ..........            (1)        --        --         (24,329)       (40,234)          --
Policy loans (net of repayments)
 (note 5) ........................       (92,219)        --        --        (112,094)      (171,323)       (16,070)
Deductions for surrender charges
  (note 2d) ......................       (44,169)        --        --         (19,078)       (21,689)       (14,174)
Redemptions to pay cost of
  insurance charges and
  administration charges
  (notes 2b and 2c) ..............        (5,642)        --        --        (497,764)       (47,754)       (45,634)
Deductions for asset charges
   (note 3) ......................          (313)        --        --         (10,306)        (4,726)        (2,163)
                                     -----------   ----------  --------   -----------    -----------    -----------
    Net equity transactions ......       752,772         --        --       3,703,809      6,612,175      5,406,429
                                     -----------   ----------  --------   -----------    -----------    -----------
Net change in contract
  owners' equity .................       840,622         --        --       3,815,506      7,769,554      5,562,473
Contract owners' equity
  beginning of period ............          --           --        --      13,679,771      5,910,217        347,744
                                     -----------   ----------  --------   -----------    -----------    -----------
Contract owners' equity
  end of period ..................   $   840,622         --        --      17,495,277     13,679,771      5,910,217
                                     ===========   ==========  ========   ===========    ===========    ===========


                                                       NSATTotRe
                                       -----------------------------------------

                                            1998           1997          1996
                                       -----------    -----------    -----------
Investment activity:
Reinvested dividends .............         923,892        906,286        619,079
Mortality and expense charges
  (note 3) .......................        (673,496)      (342,466)      (121,638)
                                       -----------    -----------    -----------
  Net investment activity ........         250,396        563,820        497,441
                                       -----------    -----------    -----------

Proceeds from mutual fund
  shares sold ....................      17,758,523      7,806,204      3,735,825
Cost of mutual funds sold ........     (10,907,631)    (5,268,505)    (2,818,736)
                                       -----------    -----------    -----------
  Realized gain (loss) on
    investments ..................       6,850,892      2,537,699        917,089
Change in unrealized gain (loss)
  on investments .................       2,647,189      8,597,412      2,952,680
                                       -----------    -----------    -----------
  Net gain (loss) on investments .       9,498,081     11,135,111      3,869,769
                                       -----------    -----------    -----------
Reinvested capital gains .........       3,859,922      2,381,668      1,608,453
                                       -----------    -----------    -----------
    Net change in contract
      owners' equity resulting
      from operations ............      13,608,399     14,080,599      5,975,663
                                       -----------    -----------    -----------
Equity transactions:
Purchase payments received
  from contract owners ...........      18,994,728     21,089,542     12,792,421
Transfers between funds ..........       6,079,393     12,507,830     10,467,352
Surrenders .......................      (1,330,528)      (993,966)      (370,512)
Death benefits (note 4) ..........        (120,757)       (73,080)      (155,928)
Policy loans (net of repayments)
 (note 5) ........................        (809,785)    (1,397,247)      (479,238)
Deductions for surrender charges
  (note 2d) ......................        (122,860)      (133,267)       (43,637)
Redemptions to pay cost of
  insurance charges and
  administration charges
  (notes 2b and 2c) ..............     (11,763,303)   (12,793,173)    (8,037,584)
Deductions for asset charges
   (note 3) ......................         (60,051)       (25,787)          (202)
                                       -----------    -----------    -----------
    Net equity transactions ......      10,866,837     18,180,852     14,172,672
                                       -----------    -----------    -----------

Net change in contract
  owners' equity .................      24,475,236     32,261,451     20,148,335
Contract owners' equity
  beginning of period ............      74,640,126     42,378,675     22,230,340
                                       -----------    -----------    -----------
Contract owners' equity
  end of period ..................      99,115,362     74,640,126     42,378,675
                                       ===========    ===========    ===========

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-2
   STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                  Years Ended December 31, 1998, 1997 and 1996

                                                       NBAMTGro                                     NBAMTGuard
                                     --------------------------------------------    -------------------------------------
                                         1998             1997              1996           1998        1997         1996
                                     ------------    ------------    ------------    ------------    --------    --------
Investment activity:
Reinvested dividends .............   $       --              --             3,554            --          --          --
Mortality and expense charges
  (note 3) .......................       (153,887)       (131,622)       (100,683)         (4,780)       --          --
                                     ------------    ------------    ------------    ------------    --------    --------
  Net investment activity ........       (153,887)       (131,622)        (97,129)         (4,780)       --          --
                                     ------------    ------------    ------------    ------------    --------    --------

Proceeds from mutual fund
  shares sold ....................     28,296,554      11,391,328       9,167,114       1,186,919        --          --
Cost of mutual funds sold ........    (30,054,251)    (10,218,717)     (8,250,417)     (1,243,303)       --          --
                                     ------------    ------------    ------------    ------------    --------    --------
  Realized gain (loss) on
    investments ..................     (1,757,697)      1,172,611         916,697         (56,384)       --          --
Change in unrealized gain (loss)
  on investments .................        273,491       1,144,227        (851,158)         53,662        --          --
                                     ------------    ------------    ------------    ------------    --------    --------
  Net gain (loss) on investments .     (1,484,206)      2,316,838          65,539          (2,722)       --          --
                                     ------------    ------------    ------------    ------------    --------    --------
Reinvested capital gains .........      4,778,935       1,172,597         831,750            --          --          --
                                     ------------    ------------    ------------    ------------    --------    --------
    Net change in contract
      owners' equity resulting
      from operations ............      3,140,842       3,357,813         800,160          (7,502)       --          --
                                     ------------    ------------    ------------    ------------    --------    --------
Equity transactions:
Purchase payments received
  from contract owners ...........      3,124,257       2,009,831       1,703,348         149,649        --          --
Transfers between funds ..........      3,739,437         498,211       1,821,036         831,617        --          --
Surrenders .......................     (1,015,843)       (419,539)       (351,632)        (64,538)       --          --
Death benefits (note 4)...........        (13,565)         (7,880)        (88,967)             (1)       --          --
Policy loans (net of repayments)
(note 5) .........................     (1,132,396)       (305,567)        (67,474)        (25,325)       --          --
Deductions for surrender charges
  (note 2d) ......................       (120,721)        (56,250)        (41,414)         (8,207)       --          --
Redemptions to pay cost of
  insurance charges and
  administration charges
  (notes 2b and 2c) ..............       (741,732)       (249,631)       (134,631)        (17,066)       --          --
Deductions for asset charges
(note 3) .........................        (13,721)         (6,062)           (623)           (426)       --          --
                                     ------------    ------------    ------------    ------------    --------    --------
    Net equity transactions ......      3,825,716       1,463,113       2,839,643         865,703        --          --
                                     ------------    ------------    ------------    ------------    --------    --------

Net change in contract
  owners' equity .................      6,966,558       4,820,926       3,639,803         858,201        --          --
Contract owners' equity
  beginning of period ............     17,545,164      12,724,238       9,084,435            --          --          --
                                     ------------    ------------    ------------    ------------    --------    --------
Contract owners' equity
  end of period ..................   $ 24,511,722      17,545,164      12,724,238         858,201        --          --
                                     ============    ============    ============    ============    ========    ========


                                                      NBAMTLMat
                                     ----------------------------------------------
                                           1998              1997            1996
                                     ------------      ------------    ------------
Investment activity:
Reinvested dividends .............        365,591           166,562         269,872
Mortality and expense charges
  (note 3) .......................        (42,729)          (37,669)        (27,176)
                                     ------------      ------------    ------------
  Net investment activity ........        322,862           128,893         242,696
                                     ------------      ------------    ------------

Proceeds from mutual fund
  shares sold ....................      3,525,682         1,060,839       1,636,406
Cost of mutual funds sold ........     (3,557,763)       (1,087,427)     (1,665,764)
                                     ------------      ------------    ------------
  Realized gain (loss) on
    investments ..................        (32,081)          (26,588)        (29,358)
Change in unrealized gain (loss)
  on investments .................        (88,989)           99,993        (133,639)
                                     ------------      ------------    ------------
  Net gain (loss) on investments .       (121,070)           73,405        (162,997)
                                     ------------      ------------    ------------
Reinvested capital gains .........           --                --              --
                                     ------------      ------------    ------------
    Net change in contract
      owners' equity resulting
      from operations ............        201,792           202,298          79,699
                                     ------------      ------------    ------------
Equity transactions:
Purchase payments received
  from contract owners ...........      1,227,568           568,335         346,310
Transfers between funds ..........     (1,104,263)        2,560,467        (538,197)
Surrenders .......................       (340,366)          (49,744)       (119,696)
Death benefits (note 4)...........       (168,478)           (6,820)           --
Policy loans (net of repayments)
(note 5) .........................       (490,348)          (50,416)        (37,533)
Deductions for surrender charges
  (note 2d) ......................        (43,208)           (6,669)        (14,097)
Redemptions to pay cost of
  insurance charges and
  administration charges
  (notes 2b and 2c) ..............       (151,014)          (95,419)        (59,859)
Deductions for asset charges
(note 3) .........................         (3,810)           (2,035)           (136)
                                     ------------      ------------    ------------
    Net equity transactions ......     (1,073,919)        2,917,699        (423,208)
                                     ------------      ------------    ------------

Net change in contract
  owners' equity .................       (872,127)        3,119,997        (343,509)
Contract owners' equity
  beginning of period ............      5,891,455         2,771,458       3,114,967
                                     ------------      ------------    ------------
Contract owners' equity
  end of period ..................      5,019,328         5,891,455       2,771,458
                                     ============      ============    ============

                       NATIONWIDE VLI SEPARATE ACCOUNT-2
         STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                  Years Ended December 31, 1998, 1997 and 1996

                                                         NBAMTPart                                       OppBdFd
                                     -------------------------------------------     --------------------------------------------
                                          1998             1997             1996           1998             1997           1996
                                     ------------    ------------    ------------    ------------    ------------    ------------
Investment activity:
Reinvested dividends .............   $    123,869          38,636          10,660         177,251         444,589         303,136
Mortality and expense charges
  (note 3) .......................       (254,428)       (171,233)        (62,373)        (91,564)        (64,328)        (46,310)
                                     ------------    ------------    ------------    ------------    ------------    ------------
  Net investment activity ........       (130,559)       (132,597)        (51,713)         85,687         380,261         256,826
                                     ------------    ------------    ------------    ------------    ------------    ------------

Proceeds from mutual fund
  shares sold ....................     16,262,946      14,044,895       3,866,535      25,959,216       6,493,858         965,110
Cost of mutual funds sold ........    (15,129,583)    (11,426,520)     (3,344,085)    (25,616,936)     (6,309,717)       (925,841)
                                     ------------    ------------    ------------    ------------    ------------    ------------
  Realized gain (loss) on
    investments ..................      1,133,363       2,618,375         522,450         342,280         184,141          39,269
Change in unrealized gain (loss)
  on investments .................     (3,917,798)      1,495,768         897,631          13,809           7,331        (111,019)
                                     ------------    ------------    ------------    ------------    ------------    ------------
  Net gain (loss) on investments .     (2,784,435)      4,114,143       1,420,081         356,089         191,472         (71,750)
                                     ------------    ------------    ------------    ------------    ------------    ------------
Reinvested capital gains .........      3,901,869         594,994         133,254         160,413          20,983           2,481
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net change in contract
      owners' equity resulting
      from operations ............        986,875       4,576,540       1,501,622         602,189         592,716         187,557
                                     ------------    ------------    ------------    ------------    ------------    ------------
Equity transactions:
Purchase payments received
  from contract owners ...........      5,722,483       3,058,953       1,291,043       1,446,313       1,185,778         736,203
Transfers between funds ..........      2,646,725      11,362,270       5,427,919       2,081,829       1,429,093       1,298,812
Surrenders .......................       (676,703)       (291,383)       (115,788)       (168,318)       (151,014)       (117,770)
Death benefits (note 4) ..........        (11,051)           --              (550)        (24,489)         (6,177)           --
Policy loans (net of repayments)
(note 5) .........................     (1,178,884)       (215,128)       (140,654)        (23,153)        (97,629)       (148,996)
Deductions for surrender charges
  (note 2d) ......................        (78,170)        (39,067)        (13,637)        (19,765)        (20,247)        (13,870)
Redemptions to pay cost of
  insurance charges and
  administration charges
  (notes 2b and 2c) ..............     (1,174,585)       (364,291)       (159,092)       (348,809)        (74,240)        (34,156)
Deductions for asset charges
   (note 3) ......................        (22,686)         (9,925)           (522)         (8,164)         (3,049)           (292)
                                     ------------    ------------    ------------    ------------    ------------    ------------
     Net equity transactions .....      5,227,129      13,501,429       6,288,719       2,935,444       2,262,515       1,719,931
                                     ------------    ------------    ------------    ------------    ------------    ------------
Net change in contract
  owners' equity .................      6,214,004      18,077,969       7,790,341       3,537,633       2,855,231       1,907,488
Contract owners' equity
  beginning of period ............     28,728,327      10,650,358       2,860,017       8,824,474       5,969,243       4,061,755
                                     ------------    ------------    ------------    ------------    ------------    ------------
Contract owners' equity
  end of period ..................   $ 34,942,331      28,728,327      10,650,358      12,362,107       8,824,474       5,969,243
                                     ============    ============    ============    ============    ============    ============


                                                          OppGlSec
                                       --------------------------------------------
                                             1998            1997           1996
                                       ------------    ------------    ------------
Investment activity:
Reinvested dividends .............          389,267         139,580            --
Mortality and expense charges
  (note 3) .......................         (147,592)       (115,087)        (73,271)
                                       ------------    ------------    ------------
  Net investment activity ........          241,675          24,493         (73,271)
                                       ------------    ------------    ------------

Proceeds from mutual fund
  shares sold ....................        4,690,056       2,123,253       1,410,941
Cost of mutual funds sold ........       (3,335,880)     (1,585,760)     (1,363,666)
                                       ------------    ------------    ------------
  Realized gain (loss) on
    investments ..................        1,354,176         537,493          47,275
Change in unrealized gain (loss)
  on investments .................         (702,629)      1,880,371       1,197,144
                                       ------------    ------------    ------------
  Net gain (loss) on investments .          651,547       2,417,864       1,244,419
                                       ------------    ------------    ------------
Reinvested capital gains .........        1,465,275            --              --
                                       ------------    ------------    ------------
    Net change in contract
      owners' equity resulting
      from operations ............        2,358,497       2,442,357       1,171,148
                                       ------------    ------------    ------------
Equity transactions:
Purchase payments received
  from contract owners ...........        2,591,457       2,244,408       1,618,641
Transfers between funds ..........        1,052,407       2,806,084       1,527,191
Surrenders .......................         (390,303)       (332,828)       (109,366)
Death benefits (note 4) ..........          (12,688)         (1,951)         (4,893)
Policy loans (net of repayments)
(note 5) .........................         (265,465)       (260,746)       (101,645)
Deductions for surrender charges
  (note 2d) ......................          (46,476)        (44,624)        (12,881)
Redemptions to pay cost of
  insurance charges and
  administration charges
  (notes 2b and 2c) ..............         (696,092)       (209,063)       (129,866)
Deductions for asset charges
   (note 3) ......................          (13,160)         (5,719)           (486)
                                       ------------    ------------    ------------
     Net equity transactions .....        2,219,680       4,195,561       2,786,695
                                       ------------    ------------    ------------
Net change in contract
  owners' equity .................        4,578,177       6,637,918       3,957,843
Contract owners' equity
  beginning of period ............       16,552,365       9,914,447       5,956,604
                                       ------------    ------------    ------------
Contract owners' equity
  end of period ..................       21,130,542      16,552,365       9,914,447
                                       ============    ============    ============

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-2
         STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                  Years Ended December 31, 1998, 1997 and 1996

                                                         OppGro                                OppMult
                                     -------------------------------------   ------------------------------------------
                                           1998           1997       1996         1998           1997           1996
                                     -----------    -----------    -------   -----------    -----------    -----------
Investment activity:
Reinvested dividends .............   $     9,433           --         --         116,421        401,123        325,992
Mortality and expense charges
  (note 3) .......................       (26,246)        (2,691)      --        (104,971)       (88,369)       (60,231)
                                     -----------    -----------    -------   -----------    -----------    -----------
  Net investment activity ........       (16,813)        (2,691)      --          11,450        312,754        265,761
                                     -----------    -----------    -------   -----------    -----------    -----------

Proceeds from mutual fund
  shares sold ....................     5,173,603        346,058       --       1,906,489      1,256,650        669,520
Cost of mutual funds sold ........    (4,835,421)      (340,426)      --      (1,502,365)    (1,026,967)      (587,875)
                                     -----------    -----------    -------   -----------    -----------    -----------
  Realized gain (loss) on
    investments ..................       338,182          5,632       --         404,124        229,683         81,645
Change in unrealized gain (loss)
  on investments .................       109,336          3,346       --        (366,305)       697,954        393,561
                                     -----------    -----------    -------   -----------    -----------    -----------
  Net gain (loss) on investments .       447,518          8,978       --          37,819        927,637        475,206
                                     -----------    -----------    -------   -----------    -----------    -----------
Reinvested capital gains .........       113,813           --         --         675,242        329,608        125,621
                                     -----------    -----------    -------   -----------    -----------    -----------
    Net change in contract
      owners' equity resulting
      from operations ............       544,518          6,287       --         724,511      1,569,999        866,588
                                     -----------    -----------    -------   -----------    -----------    -----------
Equity transactions:
Purchase payments received
  from contract owners ...........     1,452,830         32,403       --       3,243,119      1,361,025        882,926
Transfers between funds ..........     4,492,087        586,430       --         706,703      1,935,508      1,713,791
Surrenders .......................      (576,151)        (2,135)      --      (1,061,880)      (189,727)      (334,495)
Death benefits (note 4) ..........            (5)          --         --        (182,084)       (18,581)        (5,755)
Policy loans (net of repayments)
(note 5) .........................      (312,911)        (3,203)      --      (1,005,743)      (138,576)      (127,191)
Deductions for surrender charges
  (note 2d) ......................       (73,520)          (286)      --        (126,681)       (25,438)       (39,395)
Redemptions to pay cost of
  insurance charges and
  administration charges
  (notes 2b and 2c) ..............      (116,339)          (433)      --        (435,809)      (102,354)       (67,708)
Deductions for asset charges
     (note 3) ....................        (2,340)          (214)      --          (9,359)        (4,269)          (390)
                                     -----------    -----------    -------   -----------    -----------    -----------
  Net equity transactions ........     4,863,651        612,562       --       1,128,266      2,817,588      2,021,783
                                     -----------    -----------    -------   -----------    -----------    -----------
Net change in contract
  owners' equity .................     5,408,169        618,849       --       1,852,777      4,387,587      2,888,371
Contract owners' equity
  beginning of period ............       618,849           --         --      12,354,982      7,967,395      5,079,024
                                     -----------    -----------    -------   -----------    -----------    -----------
Contract owners' equity
  end of period ..................   $ 6,027,018        618,849       --      14,207,759     12,354,982      7,967,395
                                     ===========    ===========    =======   ===========    ===========    ===========


                                                        StOpp2
                                      -----------------------------------------
                                           1998            1997          1996
                                      -----------    -----------    -----------
Investment activity:
Reinvested dividends .............         71,635         79,875        104,072
Mortality and expense charges
  (note 3) .......................       (220,760)      (185,205)      (132,256)
                                      -----------    -----------    -----------
  Net investment activity ........       (149,125)      (105,330)       (28,184)
                                      -----------    -----------    -----------

Proceeds from mutual fund
  shares sold ....................      3,215,306      3,417,734      2,078,877
Cost of mutual funds sold ........     (2,191,788)    (2,305,866)    (1,767,607)
                                      -----------    -----------    -----------
  Realized gain (loss) on
    investments ..................      1,023,518      1,111,868        311,270
Change in unrealized gain (loss)
  on investments .................     (1,078,872)     1,866,652      1,442,512
                                      -----------    -----------    -----------
  Net gain (loss) on investments .        (55,354)     2,978,520      1,753,782
                                      -----------    -----------    -----------
Reinvested capital gains .........      3,488,003      1,736,733        467,556
                                      -----------    -----------    -----------
    Net change in contract
      owners' equity resulting
      from operations ............      3,283,524      4,609,923      2,193,154
                                      -----------    -----------    -----------
Equity transactions:
Purchase payments received
  from contract owners ...........      5,452,015      3,291,881      2,757,995
Transfers between funds ..........        470,365      1,720,221      1,427,887
Surrenders .......................     (1,037,130)      (584,361)      (225,124)
Death benefits (note 4) ..........       (143,979)       (46,618)        (8,328)
Policy loans (net of repayments)
(note 5) .........................     (1,307,454)      (446,793)      (266,027)
Deductions for surrender charges
  (note 2d) ......................       (121,009)       (78,349)       (26,514)
Redemptions to pay cost of
  insurance charges and
  administration charges
  (notes 2b and 2c) ..............       (946,709)      (237,366)      (127,661)
Deductions for asset charges
     (note 3) ....................        (19,684)        (8,777)          (842)
                                      -----------    -----------    -----------
  Net equity transactions ........      2,346,415      3,609,838      3,531,386
                                      -----------    -----------    -----------
Net change in contract
  owners' equity .................      5,629,939      8,219,761      5,724,540
Contract owners' equity
  beginning of period ............     25,405,845     17,186,084     11,461,544
                                      -----------    -----------    -----------
Contract owners' equity
  end of period ..................     31,035,784     25,405,845     17,186,084
                                      ===========    ===========    ===========

                       NATIONWIDE VLI SEPARATE ACCOUNT-2
         STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                  Years Ended December 31, 1998, 1997 and 1996

                                                     StDisc2                                        StlntStk2
                                     ------------------------------------------   ----------------------------------------
                                         1998             1997           1996         1998             1997           1996
                                     -----------    -----------    -----------    -----------    -----------    -----------
Investment activity:
Reinvested dividends .............   $      --             --          523,958         22,725         35,008          5,657
Mortality and expense charges
  (note 3) .......................       (58,150)       (62,162)       (56,198)       (15,028)       (16,592)        (8,901)
                                     -----------    -----------    -----------    -----------    -----------    -----------
  Net investment activity ........       (58,150)       (62,162)       467,760          7,697         18,416         (3,244)
                                     -----------    -----------    -----------    -----------    -----------    -----------

Proceeds from mutual fund
  shares sold ....................     4,234,899      6,947,379      1,458,502      4,328,033      1,180,714      1,503,391
Cost of mutual funds sold ........    (3,682,201)    (7,014,226)    (1,298,009)    (4,573,810)    (1,254,173)    (1,466,992)
                                     -----------    -----------    -----------    -----------    -----------    -----------
  Realized gain (loss) on
    investments ..................       552,698        (66,847)       160,493       (245,777)       (73,459)        36,399
Change in unrealized gain (loss)
  on investments .................      (128,321)       897,855     (1,253,670)       138,162       (320,243)        (2,354)
                                     -----------    -----------    -----------    -----------    -----------    -----------
  Net gain (loss) on investments .       424,377        831,008     (1,093,177)      (107,615)      (393,702)        34,045
                                     -----------    -----------    -----------    -----------    -----------    -----------
Reinvested capital gains .........       120,028           --          645,525           --           54,007           --
                                     -----------    -----------    -----------    -----------    -----------    -----------
    Net change in contract
      owners' equity resulting
      from operations ............       486,255        768,846         20,108        (99,918)      (321,279)        30,801
                                     -----------    -----------    -----------    -----------    -----------    -----------
Equity transactions:
Purchase payments received
  from contract owners ...........       686,440      1,157,860      1,076,505      1,319,108        396,577        134,707
Transfers between funds ..........       154,482       (800,200)       485,660       (186,236)       159,418      1,618,370
Surrenders .......................      (128,257)      (159,830)      (123,465)      (444,664)       (39,345)       (21,946)
Death benefits (note 4) ..........       (23,649)       (17,470)        (5,438)        (5,993)          --             --
Policy loans (net of repayments)
(note 5) .........................      (104,497)       (79,472)       (84,412)      (462,567)       (28,189)       (23,320)
Deductions for surrender charges
  (note 2d) ......................       (15,109)       (21,429)       (14,541)       (56,530)        (5,275)        (2,585)
Redemptions to pay cost of
  insurance charges and
  administration charges
  (notes 2b and 2c) ..............      (244,196)       (50,118)       (27,103)       (61,036)        (4,583)        (4,827)
Deductions for asset charges
   (note 3) ......................        (5,185)        (2,607)          (331)        (1,340)          (686)           (90)
                                     -----------    -----------    -----------    -----------    -----------    -----------
   Net equity transactions .......       320,029         26,734      1,306,875        100,742        477,917      1,700,309
                                     -----------    -----------    -----------    -----------    -----------    -----------
Net change in contract
  owners' equity .................       806,284        795,580      1,326,983            824        156,638      1,731,110
Contract owners' equity
  beginning of period ............     7,545,548      6,749,968      5,422,985      1,986,172      1,829,534         98,424
                                     -----------    -----------    -----------    -----------    -----------    -----------
Contract owners' equity
  end of period ..................   $ 8,351,832      7,545,548      6,749,968      1,986,996      1,986,172      1,829,534
                                     ===========    ===========    ===========    ===========    ===========    ===========



                                                          VEWrldBd
                                     ------------------------------------------
                                          1998            1997           1996
                                      -----------    -----------    -----------
Investment activity:
Reinvested dividends .............         24,030         73,945         54,317
Mortality and expense charges
  (note 3) .......................        (26,599)       (20,793)       (19,810)
                                      -----------    -----------    -----------
  Net investment activity ........         (2,569)        53,152         34,507
                                      -----------    -----------    -----------

Proceeds from mutual fund
  shares sold ....................      7,510,962      1,289,613        851,361
Cost of mutual funds sold ........     (7,101,791)    (1,326,687)      (817,166)
                                      -----------    -----------    -----------
  Realized gain (loss) on
    investments ..................        409,171        (37,074)        34,195
Change in unrealized gain (loss)
  on investments .................        (35,624)        23,130        (31,601)
                                      -----------    -----------    -----------
  Net gain (loss) on investments .        373,547        (13,944)         2,594
                                      -----------    -----------    -----------
Reinvested capital gains .........           --             --             --
                                      -----------    -----------    -----------
    Net change in contract
      owners' equity resulting
      from operations ............        370,978         39,208         37,101
                                      -----------    -----------    -----------
Equity transactions:
Purchase payments received
  from contract owners ...........        173,889        303,361        291,664
Transfers between funds ..........        663,078         89,247         (8,294)
Surrenders .......................        (47,678)      (109,226)       (58,485)
Death benefits (note 4) ..........        (35,715)          --             --
Policy loans (net of repayments)
(note 5) .........................        (21,466)       (20,191)       (33,856)
Deductions for surrender charges
  (note 2d) ......................         (5,615)       (14,645)        (6,888)
Redemptions to pay cost of
  insurance charges and
  administration charges
  (notes 2b and 2c) ..............        (77,084)       (10,312)        (6,755)
Deductions for asset charges
   (note 3) ......................         (2,372)          (874)          (110)
                                      -----------    -----------    -----------
   Net equity transactions .......        647,037        237,360        177,276
                                      -----------    -----------    -----------
Net change in contract
  owners' equity .................      1,018,015        276,568        214,377
Contract owners' equity
  beginning of period ............      2,529,206      2,252,638      2,038,261
                                      -----------    -----------    -----------
Contract owners' equity
  end of period ..................      3,547,221      2,529,206      2,252,638
                                      ===========    ===========    ===========

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-2
         STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                  Years Ended December 31, 1998, 1997 and 1996

                                                      VEWrldEMkt                                    VEWrldHAs
                                     -----------------------------------------    ----------------------------------------
                                           1998           1997          1996          1998            1997           1996
Investment activity:
Reinvested dividends .............   $    20,182          1,791           --           35,945        118,188         58,970
Mortality and expense charges
  (note 3) .......................       (14,186)       (10,449)           (15)       (38,345)       (54,934)       (45,454)
                                     -----------    -----------    -----------    -----------    -----------    -----------
  Net investment activity ........         5,996         (8,658)           (15)        (2,400)        63,254         13,516
                                     -----------    -----------    -----------    -----------    -----------    -----------

Proceeds from mutual fund
  shares sold ....................     4,758,410      3,744,118           --       13,571,199     19,348,273     20,434,481
Cost of mutual funds sold ........    (6,579,731)    (3,668,967)          --      (17,132,731)   (18,769,875)   (19,926,482)
                                     -----------    -----------    -----------    -----------    -----------    -----------
  Realized gain (loss) on
    investments ..................    (1,821,321)        75,151           --       (3,561,532)       578,398        507,999
Change in unrealized gain (loss)
  on investments .................       923,464       (815,392)          --          644,209       (898,401)       173,786
                                     -----------    -----------    -----------    -----------    -----------    -----------
  Net gain (loss) on investments .      (897,857)      (740,241)          --       (2,917,323)      (320,003)       681,785
                                     -----------    -----------    -----------    -----------    -----------    -----------
Reinvested capital gains .........        17,939           --             --          882,647        160,126         57,828
                                     -----------    -----------    -----------    -----------    -----------    -----------
    Net change in contract
      owners' equity resulting
      from operations ............      (873,922)      (748,899)           (15)    (2,037,076)       (96,623)       753,129
                                     -----------    -----------    -----------    -----------    -----------    -----------
Equity transactions:
Purchase payments received
  from contract owners ...........       701,612        585,373             27      1,602,107        840,495        555,530
Transfers between funds ..........      (173,962)     2,650,105          3,213     (1,198,538)      (282,076)     1,779,241
Surrenders .......................       (41,678)        (8,373)            (7)      (132,778)      (171,081)       (65,411)
Death benefits (note 4) ..........        (4,922)          --             --           (3,026)           (99)          --
Policy loans (net of repayments)
(note 5) .........................       (80,091)       (71,376)          --         (200,964)      (124,185)      (132,561)
Deductions for surrender charges
  (note 2d) ......................        (5,094)        (1,123)            (1)       (13,168)       (22,938)        (7,704)
Redemptions to pay cost of
  insurance charges and
  administration charges
  (notes 2b and 2c) ..............       (68,777)        (8,419)            (2)      (199,756)      (142,112)       (93,537)
Deductions for asset charges
(note 3) .........................        (1,265)          (829)          --           (3,419)        (2,182)          (309)
                                     -----------    -----------    -----------    -----------    -----------    -----------
    Net equity transactions ......       325,823      3,145,358          3,230       (149,542)        95,822      2,035,249
                                     -----------    -----------    -----------    -----------    -----------    -----------

Net change in contract
  owners' equity .................      (548,099)     2,396,459          3,215     (2,186,618)          (801)     2,788,378
Contract owners' equity
  beginning of period ............     2,399,674          3,215           --        6,316,203      6,317,004      3,528,626
                                     -----------    -----------    -----------    -----------    -----------    -----------
Contract owners' equity
  end of period ..................   $ 1,851,575      2,399,674          3,215      4,129,585      6,316,203      6,317,004
                                     ===========    ===========    ===========    ===========    ===========    ===========


                                                       VKMSRESec
                                      ----------------------------------------
                                            1998           1997           1996
Investment activity:
Reinvested dividends .............         12,298        193,749         33,201
Mortality and expense charges
  (note 3) .......................        (52,029)       (47,059)       (16,174)
                                      -----------    -----------    -----------
  Net investment activity ........        (39,731)       146,690         17,027
                                      -----------    -----------    -----------

Proceeds from mutual fund
  shares sold ....................      4,635,925      8,117,619      2,711,361
Cost of mutual funds sold ........     (5,200,298)    (7,257,679)    (2,487,998)
                                      -----------    -----------    -----------
  Realized gain (loss) on
    investments ..................       (564,373)       859,940        223,363
Change in unrealized gain (loss)
  on investments .................       (513,939)      (625,237)       303,132
                                      -----------    -----------    -----------
  Net gain (loss) on investments .     (1,078,312)       234,703        526,495
                                      -----------    -----------    -----------
Reinvested capital gains .........        121,016        641,054         15,620
                                      -----------    -----------    -----------
    Net change in contract
      owners' equity resulting
      from operations ............       (997,027)     1,022,447        559,142
                                      -----------    -----------    -----------
Equity transactions:
Purchase payments received
  from contract owners ...........      1,337,143        827,543        110,695
Transfers between funds ..........       (908,402)     2,852,464      2,319,779
Surrenders .......................       (163,286)      (100,507)       (41,251)
Death benefits (note 4) ..........        (22,389)          --             --
Policy loans (net of repayments)
(note 5) .........................        (78,704)       (85,370)       (50,080)
Deductions for surrender charges
  (note 2d) ......................        (19,126)       (13,476)        (4,858)
Redemptions to pay cost of
  insurance charges and
  administration charges
  (notes 2b and 2c) ..............       (232,710)       (65,828)        (9,078)
Deductions for asset charges
(note 3) .........................         (4,639)        (2,636)          (156)
                                      -----------    -----------    -----------
    Net equity transactions ......        (92,113)     3,412,190      2,325,051
                                      -----------    -----------    -----------

Net change in contract
  owners' equity .................     (1,089,140)     4,434,637      2,884,193
Contract owners' equity
  beginning of period ............      7,628,431      3,193,794        309,601
                                      -----------    -----------    -----------
Contract owners' equity
  end of period ..................      6,539,291      7,628,431      3,193,794
                                      ===========    ===========    ===========

                        NATIONWIDE VLI SEPARATE ACCOUNT-2
         STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                  Years Ended December 31, 1998, 1997 and 1996

                                                        WPIntEq                                    WPPVenCap
                                     ------------------------------------------   --------------------------------------------
                                           1998           1997           1996          1998            1997            1996
                                     -----------    -----------    -----------    -----------    -----------    --------------
Investment activity:
Reinvested dividends .............   $    50,333         79,669        106,181           --               70              --
Mortality and expense charges
  (note 3) .......................       (72,995)       (79,873)       (46,519)        (6,193)        (3,334)             --
                                     -----------    -----------    -----------    -----------    -----------    --------------
  Net investment activity ........       (22,662)          (204)        59,662         (6,193)        (3,264)             --
                                     -----------    -----------    -----------    -----------    -----------    --------------

Proceeds from mutual fund
  shares sold ....................     9,538,799      7,769,039      6,857,480      4,879,898      1,898,871              --
Cost of mutual funds sold ........    (9,941,358)    (7,238,368)    (6,604,093)    (4,873,755)    (1,856,944)             --
                                     -----------    -----------    -----------    -----------    -----------    --------------
  Realized gain (loss) on
    investments ..................      (402,559)       530,671        253,387          6,143         41,927              --
Change in unrealized gain (loss)
  on investments .................       929,287     (1,377,503)        (5,493)        66,492         (1,622)             --
                                     -----------    -----------    -----------    -----------    -----------    --------------
  Net gain (loss) on investments .       526,728       (846,832)       247,894         72,635         40,305              --
                                     -----------    -----------    -----------    -----------    -----------    --------------
Reinvested capital gains .........          --          551,360         47,244           --             --                --
                                     -----------    -----------    -----------    -----------    -----------    --------------
    Net change in contract
      owners' equity resulting
      from operations ............       504,066       (295,676)       354,800         66,442         37,041              --
                                     -----------    -----------    -----------    -----------    -----------    --------------
Equity transactions:
Purchase payments received
  from contract owners ...........     1,111,024      1,506,986      1,046,656        105,973         70,984              --
Transfers between funds ..........    (1,578,624)       674,324      5,515,236        180,265        668,066              --
Surrenders .......................      (168,491)      (113,178)       (47,964)        (1,367)        (2,034)             --
Death benefits (note 4) ..........        (7,848)       (16,165)        (1,774)            (1)          --                --
Policy loans (net of repayments)
(note 5) .........................      (259,475)       (84,201)       (65,730)         4,787         (5,947)             --
Deductions for surrender charges
  (note 2d) ......................       (18,111)       (15,174)        (5,649)            (7)          (273)             --
Redemptions to pay cost of
  insurance charges and
  administration charges
  (notes 2b and 2c) ..............      (265,303)       (65,212)       (91,320)       (21,553)          (897)             --
Deductions for asset charges
   (note 3) ......................        (6,508)        (3,447)          (411)          (552)          (265)             --
                                     -----------    -----------    -----------    -----------    -----------    --------------
    Net equity transactions ......    (1,193,336)     1,883,933      6,349,044        267,545        729,634              --
                                     -----------    -----------    -----------    -----------    -----------    --------------
Net change in contract
  owners' equity .................      (689,270)     1,588,257      6,703,844        333,987        766,675              --
Contract owners' equity
  beginning of period ............     9,978,378      8,390,121      1,686,277        766,675           --                --
                                     -----------    -----------    -----------    -----------    -----------    --------------
Contract owners' equity
  end of period ..................   $ 9,289,108      9,978,378      8,390,121      1,100,662        766,675              --
                                     ===========    ===========    ===========    ===========    ===========    ==============



                                                           WPSmCoGr
                                       ------------------------------------------
                                            1998           1997          1996
                                       -----------    -----------    -----------
Investment activity:
Reinvested dividends .............            --             --             --
Mortality and expense charges
  (note 3) .......................        (106,735)       (99,826)       (49,642)
                                       -----------    -----------    -----------
  Net investment activity ........        (106,735)       (99,826)       (49,642)
                                       -----------    -----------    -----------

Proceeds from mutual fund
  shares sold ....................      11,652,539     13,210,500      7,405,511
Cost of mutual funds sold ........     (11,657,359)   (11,590,838)    (6,950,257)
                                       -----------    -----------    -----------
  Realized gain (loss) on
    investments ..................          (4,820)     1,619,662        455,254
Change in unrealized gain (loss)
  on investments .................        (287,723)        18,436       (150,978)
                                       -----------    -----------    -----------
  Net gain (loss) on investments .        (292,543)     1,638,098        304,276
                                       -----------    -----------    -----------
Reinvested capital gains .........            --             --             --
                                       -----------    -----------    -----------
    Net change in contract
      owners' equity resulting
      from operations ............        (399,278)     1,538,272        254,634
                                       -----------    -----------    -----------
Equity transactions:
Purchase payments received
  from contract owners ...........       2,471,813      2,516,266      1,034,674
Transfers between funds ..........      (1,849,405)     4,654,236      2,826,415
Surrenders .......................        (200,485)      (128,687)       (63,271)
Death benefits (note 4) ..........         (10,544)          --             --
Policy loans (net of repayments)
(note 5) .........................          19,268       (162,099)       (96,502)
Deductions for surrender charges
  (note 2d) ......................         (20,649)       (17,254)        (7,452)
Redemptions to pay cost of
  insurance charges and
  administration charges
  (notes 2b and 2c) ..............        (454,770)       (88,146)       (50,847)
Deductions for asset charges
   (note 3) ......................          (9,517)        (5,401)          (359)
                                       -----------    -----------    -----------
    Net equity transactions ......         (54,289)     6,768,915      3,642,658
                                       -----------    -----------    -----------
Net change in contract
  owners' equity .................        (453,567)     8,307,187      3,897,292
Contract owners' equity
  beginning of period ............      15,632,197      7,325,010      3,427,718
                                       -----------    -----------    -----------
Contract owners' equity
  end of period ..................      15,178,630     15,632,197      7,325,010
                                       ===========    ===========    ===========

See accompanying notes to financial statements.

                        NATIONWIDE VLI SEPARATE ACCOUNT-2

                          NOTES TO FINANCIAL STATEMENTS

                        DECEMBER 31, 1998, 1997 AND 1996


(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         The Nationwide VLI Separate Account-2 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 7, 1987. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers Single Premium, Modified Single Premium, Flexible Premium and Last Survivor Flexible Premium Variable Life Insurance Policies through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors may be utilized.

     (b) The Contracts

         Prior to December 31, 1990, only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, were offered for purchase. Beginning December 31, 1990, contracts with a front-end sales charge, a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of policy charges, and note 3 for asset charges.

         Contract owners may invest in the following:

              Portfolios of the American Century Variable Portfolios, Inc.
               (American Century VP) (formerly TCI Portfolios, Inc.);
                American Century VP - American Century VP Balanced (ACVPBal)
                  (formerly TCI Portfolios - TCI Balanced)
                American Century VP - American Century VP Capital Appreciation
                  (ACVPCapAp) (formerly TCI Portfolios - TCI Growth)
                American Century VP - American Century VP Income & Growth
                  (ACVPIncGr)
                American Century VP - American Century VP International
                  (ACVPInt) (formerly TCI Portfolios - TCI International)
                American Century VP - American Century VP Value (ACVPValue)
                  (formerly TCI Portfolios - TCI Value)

              The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)

              Dreyfus Stock Index Fund (DryStkIx)

              Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp)
                Dreyfus VIF - Growth and Income Portfolio (DryGrInc)

              Fidelity Advisor High Yield Fund - Class T (FAHiYld)

              Portfolios of the Fidelity Variable Insurance Products Fund
                 (Fidelity VIP);
                Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
                Fidelity VIP - Growth Portfolio (FidVIPGr)
                Fidelity VIP - High Income Portfolio (FidVIPHI)
                Fidelity VIP - Overseas Portfolio (FidVIPOv)

              Portfolios of the Fidelity Variable Insurance Products Fund II
                 (Fidelity VIP-II);
                Fidelity VIP-II - Asset Manager Portfolio (FidVIPAM) Fidelity VIP-II - Contrafund Portfolio (FidVIPCon)

              Portfolio of the Fidelity Variable Insurance Products Fund III
                 (Fidelity VIP-III);
                Fidelity VIP-III - Growth Opportunities Portfolio (FidVIPGrOp)

              Portfolio of the Morgan Stanley Universal Funds, Inc.
                (Morgan Stanley);
                Morgan Stanley - Emerging Markets Debt Portfolio (MSEmMkt)

              Funds of the Nationwide Separate Account Trust (Nationwide SAT)
                (managed for a fee by an affiliated investment advisor); Nationwide SAT - Capital Appreciation Fund (NSATCapAp) Nationwide SAT - Government Bond Fund (NSATGvtBd)
                Nationwide SAT - Money Market Fund (NSATMyMkt)
                Nationwide SAT - Small Cap Value Fund (NSATSmCapV)
                Nationwide SAT - Small Company Fund (NSATSmCo)
                Nationwide SAT - Total Return Fund (NSATTotRe)

              Portfolios of the Neuberger & Berman Advisers Management Trust
                (Neuberger &Berman AMT);
                Neuberger & Berman AMT - Growth Portfolio (NBAMTGro) Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard) Neuberger & Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat)
                Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)

              Funds of the Oppenheimer Variable Account Funds (Oppenheimer VAF);
                Oppenheimer VAF - Aggressive Growth Fund (OppAggGro)
                  (formerly Oppenheimer VAF - Capital Appreciation Fund)
                Oppenheimer VAF - Bond Fund (OppBdFd)
                Oppenheimer VAF - Global Securities Fund (OppGlSec)
                Oppenheimer VAF - Growth Fund (OppGro)
                Oppenheimer VAF - Multiple Strategies Fund (OppMult)

              Strong Opportunity Fund II, Inc. (StOpp2) (formerly Strong
                 Special Fund II)

              Funds of the Strong Variable Insurance Funds, Inc. (Strong VIF);
                Strong VIF - Strong Discovery Fund II (StDisc2)
                Strong VIF - Strong International Stock Fund II (StIntStk2)

              Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
                Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
                Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt) Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
                  (formerly Van Eck WIT - Gold and Natural Resources Fund)

              Portfolio of the Van Kampen American Capital Life Investment Trust
                  (Van Kampen American Capital LIT);
                Van Kampen American Capital LIT - Morgan Stanley Real Estate
                   Securities Portfolio (VKMSRESec)
                  (formerly Van Kampen American Capital LIT - Real Estate
                    Securities Fund)

              Portfolios of the Warburg Pincus Trust;
                Warburg Pincus Trust - International Equity Portfolio (WPIntEq) Warburg Pincus Trust - Post Venture Capital Portfolio
                  (WPPVenCap)
                Warburg Pincus Trust - Small Company Growth Portfolio (WPSmCoGr)

         At December 31, 1998, contract owners have invested in all of the above funds except for Fidelity Advisor High Yield Fund Class T and Oppenheimer VAF - Aggressive Growth Fund. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see notes 2 and 3). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

         A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

         Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1998. Fund purchases and sales are accounted for on the trade date (date the order to buy or sell is executed). The cost of investments sold is determined on a specific identification basis, and dividends (which include capital gain distributions) are accrued as of the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) Reclassifications

         Certain 1997 and 1996 amounts have been reclassified to conform with the current period presentation.

(2)  POLICY CHARGES

     (a) Deductions from Premiums

         For single premium contracts, no deduction is made from any premium at the time of payment. On multiple payment contracts and flexible premium contracts, the Company deducts a charge for state premium taxes equal to 2.5% of all premiums received to cover the payment of these premium taxes. The Company also deducts a sales load from each premium payment received not to exceed 3.5% of each premium payment.

         On last survivor flexible premium contracts, the Company deducts a charge for state premium taxes equal to 3.5% of all premiums received to cover the payment of these premium taxes. The Company also deducts a sales load from each premium payment received not to exceed 5% of each premium payment during the first ten years and 1.5% of each premium payment thereafter.

         The Company may at its sole discretion reduce this sales loading.

     (b) Cost of Insurance

         A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

         For last survivor flexible premium contracts, the monthly cost of insurance is determined in a manner that reflects the anticipated mortality of the two insureds and the fact that the death benefit is not payable until the death of the second insured policyholder.

     (c) Administrative Charges

         An administrative charge is assessed against each contract to recover policy maintenance, accounting, record keeping and other administrative expenses and is assessed against each contract by liquidating units.

        For single premium contracts, the Company deducts an annual administrative charge which is determined as follows:

              Contracts issued prior to April 16, 1990:
                Purchase payments totalling less than $25,000 - $10/month Purchase payments totalling $25,000 or more - none

              Contracts issued on or after April 16, 1990:
                Purchase payments totalling less than $25,000 - $90/year ($65/year in New York) Purchase payments totalling $25,000 or more - $50/year

         For multiple payment contracts, the Company currently deducts a monthly administrative charge of $5 (may deduct up to $7.50, maximum).

         For flexible premium contracts, the Company currently deducts a monthly administrative charge of $12.50 during the first policy year and $5 per month thereafter (may deduct up to $7.50, maximum). Additionally, the Company deducts an increase charge of $2.04 per year per $1,000 applied to any increase in the specified amount during the first 12 months after the increase becomes effective.

         For modified single premium contracts, the monthly charge is equal to an annual rate of .30% multiplied by the policy's cash value. For policy years 11 and later, this monthly charge is reduced to an annual rate of 0.15% of the policy's cash value. The monthly charge is subject to a $10 minimum.

         For last survivor flexible premium contracts, the Company deducts a monthly administrative charge equal to the sum of the policy charge and the basic coverage charge. For policy years one through ten the policy charge is $10. Additionally, there is a $0.04 per $1000 basic coverage charge (not less than $20 or more than $80 per policy). For policy years eleven and after, the policy charge is $5. Additionally, there is a $0.02 per $1000 basic coverage charge (not less than $10 or more than $40 per policy). Additionally, the Company deducts a monthly increase charge of $2.40 per $1000 applied to any increase in the specified amount during the first 12 months after the increase becomes effective. The charge may be raised to $3.60 per $1000 of increase per year at the Company's discretion.

     (d) Surrender Charges

         Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The charge is determined according to contract type.

         For single premium contracts, the charge is determined based upon a specified percentage of the original purchase payment. For single premium contracts issued prior to April 16, 1990, the charge is 8% in the first year and declines to 0% after the ninth year. For single premium contracts issued on or after April 16, 1990, the charge is 8.5% in the first year, and declines to 0% after the ninth year.

         For multiple payment contracts and flexible premium contracts, the amount charged is based upon a specified percentage of the initial surrender charge, which varies by issue age, sex and rate class. The charge is 100% of the initial surrender charge in the first year, declining to 0% after the ninth year.

         For modified single premium contracts, the amount charged is based on the original purchase payment. The charge is 10% in the first year, declining to 0% in the ninth year.

         For last survivor flexible premium contracts, the charge is 100% of the initial surrender charge, declining to 0% in the fourteenth year if the average issue age is 74 or less. The charge is 100% of the initial surrender charge, declining to 0% in the ninth year if the average issue age is 75 or greater. For last survivor flexible payment contracts, the initial surrender charge is comprised of two components, an underwriting surrender charge and a sales surrender charge.

         The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred.

(3)  ASSET CHARGES

     For single premium contracts, the Company deducts a charge from the contract to cover mortality and expense risk charges related to operations, and to recover policy maintenance and premium tax charges. For contracts issued prior to April 16, 1990, the charge is equal to an annual rate of .95% during the first ten policy years, and .50% thereafter. A reduction of charges on these contracts is possible in policy years six through ten for those contracts achieving certain investment performance criteria. For single premium contracts issued on or after April 16, 1990, the charge is equal to an annual rate of 1.30% during the first ten policy years, and 1.00% thereafter.

     For multiple payment contracts and flexible premium contracts, the Company deducts a charge equal to an annual rate of .80%, with certain exceptions, to cover mortality and expense risk charges related to operations. The above charges are assessed through the daily unit value calculation.

     For modified single premium contracts, the Company deducts an annual rate of .90% charged against the cash value of the contracts. This charge is assessed monthly against each contract by liquidating units.

     For last survivor flexible premium contracts, the Company deducts an annual rate of .80% in policy years one through ten. This charge is assessed monthly by liquidating units. In policy years eleven and greater, the Company deducts an annual rate of .80% if the cash value of the contract is less than $100,000. If the cash value is greater than or equal to $100,000, the Company reduces the annual asset fee rate to .30%.

     The following table provides mortality and expense risk charges by contract type for the period ended December 31, 1998:

                                                TOTAL           ACVPBal       ACVCapAp         ACVPincGr          ACVPint
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $       19,963                -             1,274                -                -
     Single Premium contracts issued
       on or after April 16, 1990....       1,519,080            10,112           21,146             2,536           34,065
     Multiple Payment and Flexible
       Premium contracts.............       4,699,480            28,860           59,964             5,054           66,239
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $    6,238,523            38,972           82,384             7,590          100,304
                                         ============      ============     ============      ============     ============


                                            ACVPValue          DrySRGro       DryStkix          DryCapAp         DryGrinc
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $           -                 -             3,655               102               -
     Single Premium contracts issued
       on or after April 16, 1990....           4,104             9,572          112,048            10,336            2,255
     Multiple Payment and Flexible
       Premium contracts.............          15,894            67,383          392,626            16,686           12,787
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $       19,998            76,955          508,329            27,124           15,042
                                         ============      ============     ============      ============     ============


                                             FidVIPEI          FidVIPGr         FidVIPHI          FidVIPOv         FidVIPAM
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $        2,438             2,343              842             1,068              296
     Single Premium contracts issued
       on or after April 16, 1990....         194,440           188,365           49,966            53,993           86,061
     Multiple Payment and Flexible
       Premium contracts.............         418,071           568,902          160,813           112,745          152,850
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $      614,949           759,610          211,621           167,806          239,207
                                         ============      ============     ============      ============     ============

                                            FidVIPCon        FidVIPGrOp          MSEmMkt         NSATCapAp        NSATGvtBd
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $          128                -                -                654              305
     Single Premium contracts issued
       on or after April 16, 1990....          71,967            10,876              635            43,608           65,744
     Multiple Payment and Flexible
       Premium contracts.............         244,146            24,873            1,765           213,916           45,233
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $      316,241            35,749            2,400           258,178          111,282
                                         ============      ============     ============      ============     ============

                                            NSATMyMkt        NSATSmCapV         NSATSmCo         NSATTotRe         NBAMTGro
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $        1,358                -                -              1,584            1,581
     Single Premium contracts issued
       on or after April 16, 1990....         137,439             3,094           13,672            58,566           43,543
     Multiple Payment and Flexible
       Premium contracts.............         276,180               414          101,912           613,346          108,763
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $      414,977             3,508          115,584           673,496          153,887
                                         ============      ============     ============      ============     ============

                                           NBAMTGuard         NBAMTLMat      NBAMTPart          OppBdFd         OppGlSec
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $           -                930               -                 -                -
     Single Premium contracts issued
       on or after April 16, 1990....             553            14,562           50,988            20,073           20,102
     Multiple Payment and Flexible
       Premium contracts.............           4,227            27,237          203,440            71,491          127,490
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $        4,780            42,729          254,428            91,564          147,592
                                         ============      ============     ============      ============     ============

                                               OppGro           OppMult           StOpp2           StDisc2        StintStk2
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $           -                 -               120                -                -
     Single Premium contracts issued
       on or after April 16, 1990....           4,182            31,490           41,028            13,873            4,013
     Multiple Payment and Flexible
       Premium contracts.............          22,064            73,481          179,612            44,277           11,015
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $       26,246           104,971          220,760            58,150           15,028
                                         ============      ============     ============      ============     ============

                                             VEWrldBd        VEWrldEMkt        VEWrldHAs         VKMSRESec          WPintEq
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $           39                -               486               575              185
     Single Premium contracts issued
       on or after April 16, 1990....          11,374             1,792           17,613            13,117           13,450
     Multiple Payment and Flexible
       Premium contracts.............          15,186            12,394           20,246            38,337           59,360
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $       26,599            14,186           38,345            52,029           72,995
                                         ============      ============     ============      ============     ============

                                            WPPVenCap          WPSMCoGr
                                         ------------      ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $           -                 -
     Single Premium contracts issued
       on or after April 16, 1990....           3,460            29,267
     Multiple Payment and Flexible
       Premium contracts.............           2,733            77,468
                                         ------------      ------------
         Total.......................  $        6,193           106,735
                                         ============      ============



(4)  DEATH BENEFITS

     Death benefits result in a redemption of the contract value from the Account and payment of the death benefit proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium contracts, the proceeds are payable on the death of the last surviving insured. The excess of the death benefit proceeds over the contract value on the date of death is paid by the Company's general account.

(5)  POLICY LOANS (NET OF REPAYMENTS)

     Contract provisions allow contract owners to borrow up to 90% (50% during first year of single and modified single premium contracts) of a policy's cash surrender value. For single premium contracts issued prior to April 16, 1990, 6.5% interest is due and payable annually in advance. For single premium contracts issued on or after April 16, 1990, multiple payment, flexible premium, modified single and last survivor flexible premium contracts, 6% interest is due and payable in advance on the policy anniversary when there is a loan outstanding on the policy.

     At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Loan repayments result in a transfer of collateral, including interest, back to the Account.

(6)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(7)  COMPONENTS OF CONTRACT OWNERS' EQUITY

     The following is a summary of contract owners' equity at December 31, 1998, for each product in the accumulation phase.


     Contract owners' equity represented by:                                                             ANNUAL
                                                                    UNITS   UNIT VALUE                  RETURN(b)
                                                                    -----   ----------                  ---------

Single Premium contracts issued prior to April 16, 1990:

   American Century VP - American Century
      VP Capital Appreciation .............................          6,437   $22.339504       $143,799             (3)%

   Dreyfus Stock Index Fund ...............................         14,798    27.871347        412,440             27%

   Dreyfus VIF -
      Capital Appreciation Portfolio ......................            876    13.168334         11,535             29%

   Fidelity VIP - Equity-Income Portfolio .................          6,566    41.890019        275,050             11%

   Fidelity VIP - Growth Portfolio ........................          4,551    58.102055        264,422             38%

   Fidelity VIP - High Income Portfolio ...................          3,510    27.054068         94,960             (5)%

   Fidelity VIP - Overseas Portfolio ......................          4,966    24.255551        120,453             12%

   Fidelity VIP-II - Asset Manager Portfolio ..............          1,193    27.955691         33,351             14%

   Fidelity VIP-II - Contrafund Portfolio .................            684    21.098746         14,432             29%

   Nationwide SAT -
      Capital Appreciation Fund ...........................          2,354    31.356408         73,813             29%

   Nationwide SAT -
      Government Bond Fund ................................          1,481    23.252862         34,437              8%

   Nationwide SAT - Money Market Fund .....................          9,477    16.171326        153,256              4%

   Nationwide SAT - Total Return Fund .....................          4,462    40.062865        178,761             17%

   Neuberger &Berman AMT -
      Growth Portfolio ....................................          4,910    36.321304        178,338             14%

   Neuberger &Berman AMT -
      Limited Maturity Bond Portfolio .....................          5,842    17.967444        104,966              3%

   Strong Opportunity Fund II, Inc. .......................            452    29.946506         13,536             12%

   Van Eck WIT - Worldwide Bond Fund ......................            264    16.631673          4,391             12%

   Van Eck WIT -
      Worldwide Hard Assets Fund ..........................          5,479     9.998900         54,784            (32)%

   Van Kampen American Capital LIT -
      Morgan Stanley Real Estate
      Securities Portfolio ................................          4,103    15.812545         64,879            (12)%

   Warburg Pincus Trust -
      International Equity Portfolio ......................          1,777    11.754581         20,888              4%

Single Premium contracts issued on or
after April 16, 1990:

   American Century VP -
      American Century VP Balanced ........................         43,205    18.685028        807,287             14%

                                                                     (Continued)

American Century VP - American Century
   VP Capital Appreciation ..............      113,249   14.906965    1,688,199           (3)%

American Century VP - American Century
   VP Income & Growth ...................       18,703   10.826437      202,487            8%(a)

American Century VP -
   American Century VP International ....      168,629   16.127264    2,719,524           17%

American Century VP -
   American Century VP Value ............       25,086   13.059452      327,609            3%

The Dreyfus Socially Responsible
   Growth Fund, Inc. ....................       27,695   27.592332      764,170           28%

Dreyfus Stock Index Fund ................      326,895   27.364353    8,945,270           27%

Dreyfus VIF -
   Capital Appreciation Portfolio .......       62,982   13.101026      825,129           29%

Dreyfus VIF -
   Growth and Income Portfolio ..........       14,240   12.644103      180,052           10%

Fidelity VIP - Equity-Income Portfolio ..      456,214   34.025630   15,522,969           10%

Fidelity VIP - Growth Portfolio .........      376,885   39.900577   15,037,929           38%

Fidelity VIP - High Income Portfolio ....      144,326   27.638937    3,989,017           (6)%

Fidelity VIP - Overseas Portfolio .......      248,471   17.348011    4,310,478           11%

Fidelity VIP-II - Asset Manager
  Portfolio .............................      253,412   27.112311    6,870,585           14%

Fidelity VIP-II - Contrafund Portfolio ..      275,660   20.842351    5,745,402           28%

Fidelity VIP-III -
   Growth Opportunities Portfolio .......       64,568   13.447707      868,292           23%

Morgan Stanley -
   Emerging Markets Debt Portfolio ......        7,315    6.935753       50,735          (29)%

Nationwide SAT -
   Capital Appreciation Fund ............      113,664   30.628674    3,481,378           28%

Nationwide SAT -
   Government Bond Fund .................      274,184   19.142839    5,248,660            8%

Nationwide SAT - Money Market Fund ......      814,530   13.470763   10,972,341            4%

Nationwide SAT - Small Cap Value Fund ...       28,961    8.529271      247,016          (15)%(a)

Nationwide SAT - Small Company Fund .....       68,318   15.976308    1,091,469            0%

Nationwide SAT - Total Return Fund ......      136,311   34.300994    4,675,603           17%

Neuberger &Berman AMT -
   Growth Portfolio .....................      136,629   25.442656    3,476,205           14%

Neuberger & Berman AMT -
   Guardian Portfolio ...................        4,760    9.282948       44,187           (7)%(a)

Neuberger &Berman AMT -
   Limited Maturity Bond Portfolio ......       76,004   15.295923    1,162,551            3%

Neuberger &Berman AMT -
   Partners Portfolio ...................      176,971   23.001381    4,070,577            3%

Oppenheimer VAF - Bond Fund .............       84,868   18.882225    1,602,497            5%

   Oppenheimer VAF -
      Global Securities Fund ............       88,848   18.062180    1,604,789           13%

   Oppenheimer VAF - Growth Fund ........       26,155   12.764150      333,846           22%

   Oppenheimer VAF -
      Multiple Strategies Fund ..........      110,357   22.780548    2,513,993            5%

   Strong Opportunity Fund II, Inc. .....      111,969   29.253391    3,275,473           12%

   Strong VIF - Strong Discovery
     Fund II ............................       58,970   18.780910    1,107,510            6%

   Strong VIF -
      Strong International Stock
        Fund II .........................       35,834    8.939643      320,343           (6)%

   Van Eck WIT - Worldwide Bond Fund ....       56,294   16.129801      908,011           11%

   Van Eck WIT -
      Worldwide Emerging Markets Fund ...       25,018    5.717162      143,032          (35)%

   Van Eck WIT -
      Worldwide Hard Assets Fund ........      128,220   10.966233    1,406,090          (32)%

   Van Kampen American Capital LIT -
      Morgan Stanley Real Estate
      Securities Portfolio ..............       67,042   15.620311    1,047,217          (13)%

   Warburg Pincus Trust -
      International Equity Portfolio ....       92,476   11.611647    1,073,799            4%

   Warburg Pincus Trust -
      Post Venture Capital Portfolio ....       23,108   11.954408      276,242            5%

   Warburg Pincus Trust -
      Small Company Growth Portfolio ....      152,727   15.298780    2,336,537           (4)%

Multiple Payment contracts and
Flexible Premium contracts:

   American Century VP -
      American Century VP Balanced ......      215,629   19.320541    4,166,069           15%

   American Century VP - American Century
      VP Capital Appreciation ...........      649,478   14.277913    9,273,190           (3)%

   American Century VP - American Century
      VP Income & Growth ................       73,815   10.862660      801,827            9%(a)

   American Century VP -
      American Century VP International .      568,779   16.487231    9,377,591           18%

   American Century VP -
      American Century VP Value .........      140,522   13.192098    1,853,780            4%

   The Dreyfus Socially Responsible
      Growth Fund, Inc. .................      359,871   28.323603   10,192,843           28%

   Dreyfus Stock Index Fund .............    2,166,290   28.091438   60,854,201           27%

   Dreyfus VIF -
      Capital Appreciation Portfolio ....      257,361   13.197284    3,396,466           29%

   Dreyfus VIF -
      Growth and Income Portfolio .......      125,274   12.772496    1,600,062           11%

  Fidelity VIP - Equity-Income Portfolio     1,726,955   35.444796   61,211,568           11%

                                                                     (Continued)

Fidelity VIP - Growth Portfolio .........    2,346,630   40.998916   96,209,286           38%

Fidelity VIP - High Income Portfolio ....      737,225   26.133234   19,266,073           (5)%

Fidelity VIP - Overseas Portfolio .......      871,214   18.969496   16,526,490           12%

Fidelity VIP-II - Asset Manager
  Portfolio .............................      961,754   24.821550   23,872,225           14%

Fidelity VIP-II - Contrafund Portfolio ..    1,826,890   21.209617   38,747,637           29%

Fidelity VIP-III -
   Growth Opportunities Portfolio .......      315,036   13.546531    4,267,645           24%

Morgan Stanley -
   Emerging Markets Debt Portfolio ......       34,905    6.986851      243,876          (29)%

Nationwide SAT -
   Capital Appreciation Fund ............    1,058,148   31.669989   33,511,536           29%

Nationwide SAT -
   Government Bond Fund .................      414,068   18.081576    7,487,002            8%

Nationwide SAT - Money Market Fund ......    1,953,963   13.319323   26,025,464            4%

Nationwide SAT - Small Cap Value Fund ...       50,840    8.557853      435,081           (14)%(a)

Nationwide SAT - Small Company Fund .....      879,309   16.233001   14,273,824            0%

Nationwide SAT - Total Return Fund ......    2,650,483   33.070880   87,653,805           17%

Neuberger &Berman AMT -
   Growth Portfolio .....................      767,489   25.347646   19,454,039           15%

Neuberger & Berman AMT -
   Guardian Portfolio ...................       71,761    9.314041      668,385           (7)%(a)

Neuberger &Berman AMT -
   Limited Maturity Bond Portfolio ......      195,748   14.860392    2,908,892            4%

Neuberger &Berman AMT -
   Partners Portfolio ...................    1,151,452   23.514569   27,075,898            3%

Oppenheimer VAF - Bond Fund .............      532,098   18.103341    9,632,752            6%

Oppenheimer VAF -
   Global Securities Fund ...............      980,014   18.542353   18,171,766           13%

Oppenheimer VAF - Growth Fund ...........      342,717   12.857977    4,406,647           23%

Oppenheimer VAF -
   Multiple Strategies Fund .............      460,679   22.696024   10,455,582            6%

Strong Opportunity Fund II, Inc. ........      874,006   30.245312   26,434,584           13%

Strong VIF - Strong Discovery Fund II ...      360,468   19.418031    6,999,579            6%

Strong VIF -
   Strong International Stock Fund II ...      149,776    9.083353    1,360,468           (6)%

Van Eck WIT - Worldwide Bond Fund .......      154,980   15.314274    2,373,406           12%

Van Eck WIT -
   Worldwide Emerging Markets Fund ......      253,188    5.775322    1,462,242          (35)%

Van Eck WIT -
   Worldwide Hard Assets Fund ...........      206,325   12.213208    2,519,890          (32)%

   Van Kampen American Capital LIT -
      Morgan Stanley Real Estate
      Securities Portfolio .................      287,075   15.895654    4,563,245          (12)%

   Warburg Pincus Trust -
      International Equity Portfolio .......      579,078   11.816371    6,842,600            5%

   Warburg Pincus Trust -
      Post Venture Capital Portfolio .......       64,081   12.075838      773,832            6%

   Warburg Pincus Trust -
      Small Company Growth Portfolio .......      731,702   15.568525   11,391,521           (4)%

Modified Single Premium contracts and
Last Survivor Flexible Premium contracts:

   American Century VP -
      American Century VP Balanced .........       40,224   14.655512      589,503           16%

   American Century VP - American Century
      VP Capital Appreciation ..............       56,709    8.631172      489,465           (2)%

   American Century VP - American Century
      VP Income & Growth ...................       49,568   10.920877      541,326            9%(a)

   American Century VP -
      American Century VP International ....      109,633   15.178805    1,664,098           19%

   American Century VP -
      American Century VP Value ............       39,670   13.407134      531,861            5%

   The Dreyfus Socially Responsible
      Growth Fund, Inc. ....................       59,391   18.577940    1,103,362           29%

   Dreyfus Stock Index Fund ................      451,985   19.535151    8,829,595           28%

   Dreyfus VIF -
      Capital Appreciation Portfolio .......       32,649   13.352746      435,954           30%

   Dreyfus VIF -
      Growth and Income Portfolio ..........       33,423   12.980656      433,852           12%

   Fidelity VIP - Equity-Income Portfolio ..      424,796   15.430209    6,554,691           12%

   Fidelity VIP - Growth Portfolio .........      312,967   17.992701    5,631,122           39%

   Fidelity VIP - High Income Portfolio ....      328,441   12.192188    4,004,414           (4)%

   Fidelity VIP - Overseas Portfolio .......       94,348   13.418281    1,265,988           13%

   Fidelity VIP-II - Asset Manager
     Portfolio  ............................       96,546   15.299714    1,477,126           15%

   Fidelity VIP-II - Contrafund Portfolio ..      294,323   18.152724    5,342,764           30%

   Fidelity VIP-III -
      Growth Opportunities Portfolio .......       54,891   13.706120      752,343           25%

   Morgan Stanley -
      Emerging Markets Debt Portfolio ......        6,444    7.069376       45,555          (28)%

   Nationwide SAT -
      Capital Appreciation Fund ............      207,778   20.293858    4,216,617           30%

   Nationwide SAT -
      Government Bond Fund .................      100,956   12.754801    1,287,674            9%

   Nationwide SAT - Money Market Fund ......      904,630   11.456534   10,363,924            5%



                                                                     (Continued)

Nationwide SAT - Small Cap Value
  Fund ...............................          18,425           8.603810         158,525             (14)%(a)

Nationwide SAT - Small Company Fund ..         170,740          12.475012       2,129,984               1%

Nationwide SAT - Total Return Fund ...         377,762          17.490359       6,607,193              18%

Neuberger &Berman AMT -
   Growth Portfolio ..................          95,390          14.709510       1,403,140              16%

Neuberger & Berman AMT -
   Guardian Portfolio ................          15,552           9.364011         145,629              (6)%(a)

Neuberger &Berman AMT -
   Limited Maturity Bond Portfolio ...          72,201          11.674617         842,919               4%

Neuberger &Berman AMT -
   Partners Portfolio ................         241,826          15.696640       3,795,856               4%

Oppenheimer VAF - Bond Fund ..........          90,724          12.420731       1,126,858               7%

Oppenheimer VAF -
   Global Securities Fund ............          89,467          15.133929       1,353,987              14%

Oppenheimer VAF - Growth Fund ........          98,891          13.009524       1,286,525              24%

Oppenheimer VAF -
   Multiple Strategies Fund ..........          90,548          13.674340       1,238,184               7%

Strong Opportunity Fund II, Inc. .....          85,559          15.336685       1,312,191              14%

Strong VIF - Strong Discovery
  Fund II ............................          20,724          11.809640         244,743               7%

Strong VIF -
   Strong International Stock
     Fund II .........................          36,980           8.279751         306,185              (5)%

Van Eck WIT - Worldwide Bond Fund ....          21,531          12.141253         261,413              13%

Van Eck WIT -
   Worldwide Emerging Markets Fund ...          41,962           5.869611         246,301             (34)%

Van Eck WIT -
   Worldwide Hard Assets Fund ........          21,804           6.825397         148,821             (31)%

Van Kampen American Capital LIT -
   Morgan Stanley Real Estate
   Securities Portfolio ..............          58,853          14.679798         863,950             (12)%

Warburg Pincus Trust -
   International Equity Portfolio ....         132,142          10.230064       1,351,821               5%

Warburg Pincus Trust -
   Post Venture Capital Portfolio ....           4,122          12.272697          50,588               7%

Warburg Pincus Trust -
   Small Company Growth Portfolio ....         131,376          11.041376       1,450,572              (3)%
                                               =======          =========       =========              ==

                                                                            $894,156,479
                                                                            =============

(a) This investment option was not being utilized for the entire period. Accordingly, the annual return was computed for such period as the investment option was utilized.
(b) The annual return does not include contract charges satisfied by surrendering units.

                          Independent Auditors' Report



The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide VLI Separate Account-2:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VLI Separate Account-2 as of December 31, 1998, and the related statements of operations and changes in contract owners' equity for each of the years in the three year period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures include confirmation of securities owned as of December 31, 1998, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Nationwide VLI Separate Account-2 as of December 31, 1998, and the results of its operations and its changes in contract owners' equity for each of the years in the three year period then ended in conformity with generally accepted accounting principles.

                                                                        KPMG LLP

Columbus, Ohio
February 5, 1999

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NATIONWIDE LIFE INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA -- COLUMBUS, OHIO 43215-2220



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